N-2	Jun. 29, 2025 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001862281
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE The purpose of this Pre-Effective Amendment No. 3 to the Registration Statement of Adams Street Private Equity Navigator Fund LLC on Form N-2 (File Nos. 333-286321 and 811-24072) (the “Registration Statement”) is solely to make certain updates to the contents of the prospectus included in Part A and to file an exhibit under Part C of the Registration Statement. Accordingly, this Pre- Effective Amendment No. 3 to the Registration Statement consists of a facing sheet, this explanatory note, Part A, Part C, including all exhibits identified as being filed herewith or incorporated by reference, and any other contents of the Registration Statement previously filed and incorporated by reference. This Pre-Effective Amendment No. 3 does not modify any other part of the Registration Statement previously included or incorporated by reference. Part B, previously filed as a part of Pre-Effective Amendment No. 2 on June 20, 2025, is incorporated by reference.
Entity Inv Company Type	N-2
Securities Act File Number	333-286321
Investment Company Act File Number	811-24072
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	3
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	3
Entity Registrant Name	ADAMS STREET PRIVATE EQUITY NAVIGATOR FUND LLC
Entity Address, Address Line One	One North Wacker Drive
Entity Address, Address Line Two	Suite 2700
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	553-7890
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (fees paid directly from your investment)	Class S Shares	Class D Shares	Class I Shares	Class M Shares

Maximum Sales Load (as a percentage of purchase amount) (1)	3.50%	None	None	3.50%
Maximum Early Repurchase Fee (as a percentage of repurchased amount) (2)	2.00%	2.00%	2.00%	2.00%

(1)
Investors purchasing Class S and Class M Shares may be subject to a sales load of up to 3.50% of the investment amount. While the
Fund does not impose an initial sales charge on Class I or Class D Shares, if a Shareholder buys Class D Shares through certain selling agents or financial intermediaries, such selling agent or financial intermediary may directly charge Shareholders transaction or other fees in such amount as they may determine.

(2)
A 2.00% Early Repurchase Fee payable to the Fund will be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). An Early Repurchase Fee payable by a Shareholder may be waived in circumstances where the Board determines that doing so is in the best interests of the Fund. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining Shareholders. The Fund will not charge an Early Repurchase Fee for the first 12 months after the Fund commences operations as a registered investment company.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Estimated Annual Operating Expenses (as a percentage of net assets attributable to Shares)	Class S Shares	Class D Shares	Class I Shares	Class M Shares

Management Fee (3)	1.00%	1.00%	1.00%	1.00%
Incentive Fee (4)	—%	—%	—%	—%
Other Expenses (5)	1.28%	1.28%	1.28%	1.28%
Distribution and Servicing Fee	0.70%	0.25%	None	0.50%
Acquired Fund Fees and Expenses (6)	0.66%	0.66%	0.66%	0.66%
Interest Payments on Borrowed Funds (7)	0.30%	0.30%	0.30%	0.30%

Total Annual Expenses	3.94%	3.49%	.3.24%	3.74%
Fee Waiver and/or Expense Reimbursement (8)	(0.43)%	(0.43)%	(0.43)%	(0.43)%

Total Annual Expenses (After Fee Waiver and/or Expense Reimbursement)	3.51%	3.06%	2.81%	3.31%
(3)
The Fund pays the Adviser a monthly Management Fee at an annual rate of 1.00% based on value of the Fund’s net assets, calculated and accrued monthly as of the last business day of each month. For purposes of determining the Management Fee payable to the Adviser: (i) the Fund’s net assets means its total assets less liabilities determined on a consolidated basis in accordance with GAAP; and (ii) the value of the Fund’s net assets will be calculated prior to the inclusion of the Management Fee and Incentive Fee, if any, payable to the Adviser, or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund.

(4)
At the end of each calendar quarter, the Adviser is entitled to receive an Incentive Fee equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account. For the purposes of the Incentive Fee and Loss Recovery Account, the term “net profits” shall mean the amount by which (i) the sum of (A) the NAV of the Fund as of the end of such quarter, (B) the aggregate repurchase price of all Shares repurchased by the Fund during such quarter and (C) the amount of dividends and other distributions paid in respect of the Fund during such quarter and not reinvested in additional Shares through the DRIP exceeds (ii) the sum of (X) the NAV of the Fund as of the beginning of such quarter and (Y) the aggregate issue price of Shares of the Fund issued during such quarter (excluding any Shares of such class issued in connection with the reinvestment through the DRIP of dividends paid, or other distributions made, by the Fund through the DRIP). For the avoidance of doubt, any change in the NAV of the Fund directly as a result of subscriptions or repurchases during each measurement period are not included for purposes of the “net profits” or “net losses” calculations. Because the Incentive Fee is speculative, no Incentive Fee is presented for the initial year of the Fund’s operations.

(5)
Other Expenses include, among other things, estimated professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and/or expenses of the Administrator, Sub-Administrator, transfer agent and custodian, and the reimbursement of the Fund’s allocable portion of the Administrator’s overhead and other expenses (including travel expenses) incurred by the Administrator in performing its obligations under the Administration Agreement, including the Fund’s allocable portion of the compensation, rent and other expenses of certain of officers of the Fund and their respective staffs.

(6)
Acquired Fund Fees and Expenses include the actual fees and expenses of (i) the Portfolio Funds in which the (a) Predecessor Fund invested during the period April 1, 2024 to March 31, 2025 and (b) Fund intends to invest during the fiscal year ending March 31, 2026, and (ii) the estimated fees and expenses of additional Portfolio Funds in which the Fund intends to invest based on the anticipated net proceeds of the offering, expressed as a percentage of estimated average net assets of $534,455,645 for the fiscal year ending March 31, 2026. For the period April 1, 2024 to March 31, 2025, the Portfolio Funds in which the Predecessor Fund was invested in generally charged a management fee of 1.00% to 2.00% (annualized) of the commitment amount of the Fund’s investment, and 15% to 25% of a Portfolio Fund’s net profits as a carried interest allocation, subject to a clawback. The Portfolio Funds generally will be subject to a carried interest clawback. The Acquired Fund Fees and Expenses disclosed above are based on historic returns of the Portfolio Funds in which the Fund is invested and expects to invest, which may change substantially over time. The Acquired Fund Fees and Expenses reflects operating expenses of the Portfolio Funds (
i.e.
, management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds) and does not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind. As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.

(7)	Interest Payments on Borrowed Funds are estimated for the Fund’s current fiscal year, and include fees payable under the Facility.
(8)
Pursuant to the Expense Limitation Agreement, the (i) Adviser has agreed to waive fees that it would otherwise be paid and/or (ii) Adviser, or an affiliate thereof, has agreed to assume expenses of the Fund if required to ensure the annual operating expenses of the Fund, excluding the Excluded Expenses, do not exceed 0.85% per annum of the average monthly net assets of each class of Shares. With respect to each class of Shares, the Fund agrees to repay to the (i) Adviser any fees waived under the Expense Limitation Agreement and/or (ii) Adviser, or an affiliate thereof, any expenses reimbursed in excess of the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause annual operating expenses (excluding Excluded Expenses) for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser or its affiliate, whichever is lower. Any such repayments must be made within three years after the year in which the Adviser or its affiliate incurred the expense. The Expense Limitation Agreement will have an initial term ending one year from the effective date of this Prospectus, and the Adviser may determine to extend the term for a period of one year on an annual basis, subject to the approval by the Board, including a majority of the Independent Directors. The Expense Limitation Agreement may not be terminated by the Adviser during the initial term; rather, only the Board may terminate the Expense Limitation agreement during the initial term.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
The examples illustrate the expenses, including a sales load, as applicable, that you would pay on a $1,000 investment in each class of Shares, assuming a 5% annual return.

	1 Year	3 Years	5 Years	10 Years
Class S	$69	$133	$198	$373
Class D	$31	$88	$147	$308
Class I	$28	$80	$135	$284
Class M	$67	$127	$189	$356
The examples illustrate the expenses, including a sales load, as applicable, that you would pay on a $50,000 investment in each class of Shares, assuming a 5% annual return.

	1 Year	3 Years	5 Years	10 Years
Class S	$3,456	$6,628	$9,915	$18,673
Class D	$1,545	$4,391	$7,369	$15,423
Class I	$1,420	$4,019	$6,750	$14,204
Class M	$3,361	$6,344	$9,450	$17,779
The examples above are based on the annual fees and expenses set forth on the table above. They should not be considered a representation of the Fund’s future expenses. Actual expenses may be greater or less than those shown, and the Fund’s actual rate of return may be greater or less than the hypothetical 5.0% return assumed in the examples. A greater rate of return than that used in the Examples would increase the dollar amount of the asset-based fees paid by the Fund, as well as the effect of any Incentive Fee, if applicable.

Purpose of Fee Table , Note [Text Block]	The fee table below is intended to assist Shareholders in understanding the various costs and expenses that the Fund expects to incur, and that Shareholders can expect to bear, by investing in the Fund. This fee table is based on estimated expenses of the Fund for the fiscal year ending March 31, 2026, and assumes that the Fund has net assets of $675,203,000 as of such date.
Other Expenses, Note [Text Block]	Other Expenses include, among other things, estimated professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and/or expenses of the Administrator, Sub-Administrator, transfer agent and custodian, and the reimbursement of the Fund’s allocable portion of the Administrator’s overhead and other expenses (including travel expenses) incurred by the Administrator in performing its obligations under the Administration Agreement, including the Fund’s allocable portion of the compensation, rent and other expenses of certain of officers of the Fund and their respective staffs.
Management Fee not based on Net Assets, Note [Text Block]	The Fund pays the Adviser a monthly Management Fee at an annual rate of 1.00% based on value of the Fund’s net assets, calculated and accrued monthly as of the last business day of each month. For purposes of determining the Management Fee payable to the Adviser: (i) the Fund’s net assets means its total assets less liabilities determined on a consolidated basis in accordance with GAAP; and (ii) the value of the Fund’s net assets will be calculated prior to the inclusion of the Management Fee and Incentive Fee, if any, payable to the Adviser, or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund.
Acquired Fund Fees Estimated, Note [Text Block]	Acquired Fund Fees and Expenses include the actual fees and expenses of (i) the Portfolio Funds in which the (a) Predecessor Fund invested during the period April 1, 2024 to March 31, 2025 and (b) Fund intends to invest during the fiscal year ending March 31, 2026, and (ii) the estimated fees and expenses of additional Portfolio Funds in which the Fund intends to invest based on the anticipated net proceeds of the offering, expressed as a percentage of estimated average net assets of $534,455,645 for the fiscal year ending March 31, 2026. For the period April 1, 2024 to March 31, 2025, the Portfolio Funds in which the Predecessor Fund was invested in generally charged a management fee of 1.00% to 2.00% (annualized) of the commitment amount of the Fund’s investment, and 15% to 25% of a Portfolio Fund’s net profits as a carried interest allocation, subject to a clawback. The Portfolio Funds generally will be subject to a carried interest clawback. The Acquired Fund Fees and Expenses disclosed above are based on historic returns of the Portfolio Funds in which the Fund is invested and expects to invest, which may change substantially over time. The Acquired Fund Fees and Expenses reflects operating expenses of the Portfolio Funds (
i.e.
	, management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds) and does not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind. As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT PROGRAM
Investment Objective
The Fund’s investment objective is to seek attractive long-term capital appreciation. The Fund will seek to achieve its investment objective by investing in a broad portfolio of global private markets investments.
The Fund’s investment objective is not a fundamental policy of the Fund and may be changed by the Board without the approval of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). The Fund’s fundamental policies, which are listed in the SAI, may only be changed by the affirmative vote of a majority of the Fund’s outstanding voting securities.
Investment Strategy
The Fund intends to provide Shareholders with access to private markets investments that typically are available only to larger institutional investors. The Fund may gain access to private markets investments through a number of different approaches, including: (i) Primary and Secondary Investments; and (ii) Direct Investments. The Fund will seek to provide investors with exposure to a broad spectrum of types of private equity and other private markets opportunities across geography, strategy and sub-asset classes (
e.g.
, growth equity, buyout, venture capital, senior debt, mezzanine/subordinated debt, restructuring/distressed debt and special situations) in an evergreen investment structure.
Primary and Secondary Investments
The Fund may invest in Portfolio Funds.

•	A “Primary Investment” is an investment in an original issuance of a Portfolio Fund which has yet to invest a substantial portion of its capital in underlying portfolio companies.

•	A “Secondary Investment” is an investment through a secondary purchase of a Portfolio Fund or the substantive equivalent based on underwriting of identified funds/portfolio companies.
Direct Investments
The Fund may invest in private companies via growth equity investments, co-investments and private credit investments.

•	A “Growth Equity Investment” is an equity or equity-like investment in an identified portfolio company.

•
A “Co-Investment” is an investment in a Portfolio Fund or sponsored transaction that is intended to invest in an identified buyout, growth equity or other alternative asset transaction (the securities or instruments of which primarily constitute equity or equity-like instruments), generally made alongside a private fund sponsor.

•
A “Private Credit Investment” is an investment in senior and/or subordinated debt that is secured and/or unsecured (which, for the avoidance of doubt, will not include equity investments that are otherwise structured as credit for tax or regulatory reasons but are expected to have equity-like returns) and, potentially as a component of the transaction, preferred or common equity, warrants and other securities offered in connection with such Private Credit Investment.

A designated member of Adams Street’s investment strategy and risk management team, in consultation with the Adviser’s or its affiliates’ legal and compliance team where deemed appropriate, will determine whether to classify an investment as a Primary Investment, Secondary Investment, Growth Equity Investment, Co-Investment or Private Credit Investment through consideration of various factors, including: (i) the percentage of the investment funded; (ii) the value of the underlying assets; (iii) the expected timing of distributions of investment returns to limited partners; (iv) the structure of the investment; (v) the asset type, industry, entry valuation, stage and sector of the investment; (vi) the level and type of diligence able to be performed on the investment; (vii) the percentage of the investment that is determined to be credit as compared to equity; (viii) the fact that the transaction is or is not characterized as a specific type of investment in the relevant market and/or by the other parties to the transaction; and (ix) such other objective factors as set forth in the Adviser’s investment allocation policy.
Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Private Equity Investments. For purposes of this 80% policy, “Private Equity Investments” include Direct Investments (except for publicly listed private equity investments and Private Credit Investments) and Primary and Secondary Investments. This policy may be changed by the Board, upon sixty (60) days’ prior written notice to Shareholders. This test is applied at the time of investment; later percentage changes caused by a change in the value of the Fund’s assets, including as a result in the change in the value of the Fund’s investments or due to the issuance or repurchase of Shares, will not require the Fund to dispose of an investment.
For purposes of Fund’s 80% policy, “publicly listed private equity investments” generally include investments in publicly listed companies that pursue the business of private equity investing, including private equity and venture capital companies, alternative asset managers, business development companies, special purpose acquisition companies, holding companies, financial institutions and other entities whose primary purpose is to invest in, lend capital to and/or provide services to privately held companies.
The Fund may have exposure to companies and funds that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions, including emerging market countries. The Fund’s portfolio is anticipated to include investments in a number of different currencies.
The Adviser manages the Fund’s asset allocation and investment decisions with a view towards managing liquidity and maintaining a high level of investment in Fund Investments. The asset allocation and investment selection among Fund Investments will vary over time based on the Adviser’s analysis of private markets, the Fund’s existing portfolio at the relevant time, market conditions, deal flow, timing, volume of subscriptions and redemptions and other factors. The Fund’s asset allocation may be based, in part, on anticipated future capital calls and distributions from such investments. The Adviser may also take other anticipated cash flows into account, such as those relating to new subscriptions into the Fund, the repurchase of Shares through periodic tenders by Shareholders and any distributions made to Shareholders. To forecast portfolio cash flows, the Adviser utilizes quantitative and qualitative factors, including historical private equity data, actual portfolio observations and qualitative forecasts prepared by the Adviser.
The Fund may have exposure to Private Credit Investments, including, without limitation, Rule 144A securities, syndicated and other floating rate senior secured loans issued in private placements by U.S. and foreign corporations, partnerships and other business entities, privately placed bank loans, restricted securities, and other securities and instruments issued in transactions exempt from the registration requirements of the 1933 Act, including, potentially as a component of a transaction, preferred or common equity, warrants and other securities offered in connection with such credit. The Fund may invest in Private Credit Investments directly or indirectly through Portfolio Funds. In some cases, the Fund’s exposure to Private Credit Investments may be used to manage portfolio liquidity.
The Fund may establish one or more credit facilities and enter into other financing arrangements for a range of purposes, including: (i) to provide liquidity for investment funding requests from underlying investments; (ii) to satisfy tender requests; (iii) to manage timing issues in connection with the inflows of additional capital and the acquisition of Fund investments; (iv) to otherwise satisfy Fund obligations; or (v) for investment purposes. There is no assurance, however, that the Fund will be able to timely repay any borrowings under any such credit line, which may result in the Fund incurring leverage on its portfolio investments from time to time. There can be no assurance that the Fund will be able to renew any such credit line on attractive terms. Under the 1940 Act, the Fund is not permitted to borrow for any purposes if, immediately after such borrowing, the Fund would have asset coverage (as defined in the 1940 Act) of less than 300% with respect to indebtedness. This means that at the time the borrowing is made, the value of the Fund’s borrowings may not exceed one-third the value of the Fund’s total assets (including such borrowings), or 50% of the Fund’s net assets. None of the foregoing 1940 Act requirements apply to Portfolio Funds in which the Fund invests unless such Portfolio Funds are registered under the 1940 Act. To enhance the Fund’s liquidity, particularly in times of possible net outflows through the repurchase of Shares by periodic tender offers to Shareholders, the Adviser may sell certain of the Fund’s assets.
The Board may modify the borrowing policies of the Fund, including the purposes for which borrowings may be made, and the length of time that the Fund may hold portfolio securities purchased with borrowed money. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the Shareholders and the terms of any borrowings may contain provisions that limit certain activities of the Fund. The Fund also may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of the Fund’s assets. Such temporary borrowings are not subject to the asset coverage requirements discussed above.
The Fund will also invest a portion of its assets in a portfolio of Liquid Assets, including: cash and cash equivalents; short-term, high-quality, liquid debt securities and other credit instruments; and other investment companies, including money market funds and exchange traded funds. During normal market conditions, it is generally not expected that the Fund will hold more than 20% of its net assets in Liquid Assets for extended periods of time. For temporary defensive purposes, liquidity management or in connection with implementing changes in the asset allocation, the Fund may hold a substantially higher amount of Liquid Assets.
The Fund may, from time to time in its sole discretion, take temporary or defensive positions in Liquid Assets to attempt to reduce volatility caused by adverse market, economic, or other conditions. Any such temporary or defensive positions could prevent the Fund from achieving its investment objective. In addition, subject to applicable law, the Fund may, in the Adviser’s sole discretion, hold cash, cash equivalents, other short-term securities or investments in money market funds pending investment, in order to fund anticipated repurchases, expenses of the Fund or other operational needs, or otherwise in the sole discretion of the Adviser.
The Fund may make investments directly or indirectly through one or more wholly owned subsidiaries. The Fund may form a subsidiary in order to pursue its investment objective and strategies in a potentially tax-efficient manner or for the purpose of facilitating its use of permitted borrowings. Except as otherwise provided, references to the Fund’s investments also will refer to any subsidiary’s investments. In determining which investments should be bought and sold for a subsidiary, the Adviser will treat the assets of the subsidiary as if the assets were held directly by the Fund. The financial statements of each subsidiary will be consolidated with those of the Fund.
If the Fund’s subsidiaries make investments, they will bear their respective organizational and operating fees, costs, expenses and liabilities and, as a result, the Fund will indirectly bear these fees, costs, expenses and liabilities. Because the Fund’s subsidiaries will be wholly owned, they will have the same investment strategies as the Fund. In addition, the subsidiaries will be consolidated subsidiaries of the Fund and the Fund will comply with the provisions of the 1940 Act governing capital structure and leverage on an aggregate basis with the subsidiaries.
The Adviser will comply with the provisions of the 1940 Act relating to investment advisory contracts as an investment adviser to the subsidiaries under Section 2(a)(20) of the 1940 Act. The subsidiaries will comply with the provisions relating to affiliated transactions and custody of the 1940 Act. The Fund does not intend to create or acquire primary control of any entity which engages in investment activities in securities or other assets other than entities wholly owned by the Fund.

Risk Factors [Table Text Block]
RISKS
AN INVESTMENT IN THE FUND INVOLVES A HIGH DEGREE OF RISK AND THEREFORE SHOULD ONLY BE UNDERTAKEN BY QUALIFIED INVESTORS WHOSE FINANCIAL RESOURCES ARE SUFFICIENT TO ENABLE THEM TO ASSUME THESE RISKS AND TO BEAR THE LOSS OF ALL OR PART OF THEIR INVESTMENT. THE FOLLOWING RISK FACTORS DESCRIBE POTENTIAL MATERIAL RISKS THAT SHOULD BE CAREFULLY EVALUATED BEFORE MAKING AN INVESTMENT IN THE FUND. ADDITIONAL RISKS AND UNCERTAINTIES NOT CURRENTLY KNOWN TO THE FUND OR THAT THE FUND CURRENTLY DEEMS TO BE IMMATERIAL ALSO MAY MATERIALLY ADVERSELY AFFECT THE FUND’S BUSINESS, FINANCIAL CONDITION AND/OR OPERATING RESULTS. INVESTORS SHOULD CONSULT WITH THEIR OWN FINANCIAL, LEGAL, INVESTMENT AND TAX ADVISORS PRIOR TO INVESTING IN THE FUND.
Investment in the Fund is suitable only for those persons who, either alone or together with their duly designated representative, have such knowledge and experience in financial and business matters that they are capable of evaluating the merits and risks of their proposed investment, who can afford to bear the economic risk of their investment, who are able to withstand a total loss of their investment and who have no need for liquidity in their investment and no need to dispose of their Shares to satisfy current financial needs and contingencies or existing or contemplated undertakings or indebtedness. Potential investors with questions as to the suitability of an investment in the Fund should consult their professional advisors to assist them in making their own legal, tax, accounting and financial evaluation of the merits and risks of investment in the Fund in light of their own circumstances and financial condition.
The Fund’s investment program is speculative and entails substantial risks. In considering participation in the Fund, prospective investors should be aware of certain risk factors, which include the following:
General Risks of Investing in the Fund
General Investment Risks
. There can be no assurance that the investments held by the Fund will be profitable, that there will be proceeds from such investments available for distribution to Shareholders, or that the Fund will achieve its investment objective. An investment in the Fund is speculative and involves a high degree of risk. Fund performance may be volatile and a Shareholder could incur a total or substantial loss of its investment. There can be no assurance that projected or targeted returns for the Fund will be achieved.
Management Risk
. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because Fund Investments are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. The Fund’s allocation of Fund Investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.
Dependence on Adams Street, the Adviser and Key Personnel
. Investors will be dependent on Adams Street, the Adviser or their affiliates for the management of the Fund as well as for high-quality deal flow. Investors will have no right to participate in the management of the entities in which they directly or indirectly invest. Investment professionals and employees of Adams Street, the Adviser or their affiliates will devote a portion of their time to properly carry out the Fund’s strategy. Other investment activities and managed entities of Adams Street and its affiliates are likely to require such investment professionals and employees to devote substantial amounts of their time to matters unrelated to the Fund. There can be no assurance that Adams Street, the Adviser or their affiliates will be able to maintain their professional networks, including their relationships with underlying sponsors of investment opportunities.
Adams Street, the Adviser or their affiliates have long-term relationships with a significant number of private markets sponsors, issuers and their respective senior management. Adams Street also has relationships with numerous investors, including institutional investors and their senior management. The existence and development of these relationships may influence whether the Adviser undertakes a particular portfolio investment on behalf of the Fund and, if so, the form and level of such portfolio investment. Similarly, the Adviser may take the existence and development of such relationships into consideration in its management of the Fund and its portfolio investments. Without limiting the generality of the foregoing, there may, for example, be certain strategies involving the management or realization of particular portfolio investments that the Adviser will not employ, or actions the Adviser will not take, on behalf of the Fund in light of these relationships.
The Adviser establishes internal investment portfolio construction criteria, targets, limits and guidelines (“Investment Guidelines”) for each of its mandates, which are proprietary, not disclosed, and in certain circumstances are expected to be more restrictive or limiting than those disclosed in offering materials. Such Investment Guidelines are subject to change at the Adviser’s discretion, based on the Adviser’s view of the market, investment opportunities and expected future changes. Such Investment Guidelines are permitted to limit the timing, amount or type of investments made by the Fund and there can be no guarantee that such Investment Guidelines will result in better performance than a portfolio not subject to such Investment Guidelines.
The Fund will compete for investments with third parties, including other financial managers, investment funds, pension funds, corporations, endowments and foundations, wealthy individuals and family offices, among many others. The Fund competes for limited capacity in such investments. There can be no assurance that the Adviser will be able to locate and complete attractive investments or that the investments which are ultimately made under the Fund will satisfy all of the Fund’s objectives.
Closed-End Fund Structure; Liquidity Limited to Periodic Repurchases of Shares
. The Fund is designed primarily for long-term investors. An investment in the Fund, unlike an investment in a traditional listed closed-end fund,

should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open-end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares are not redeemable at a Shareholder’s option. Unlike stocks of listed closed-end funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Fund Investments are illiquid and typically cannot be transferred or redeemed for a substantial period of time. The Shares are designed for long-term investors, and the Fund should not be treated as a trading vehicle.
Repurchase of Shares Risk
. Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their NAV and the Adviser intends to recommend that, in normal market circumstances, the Board conduct offers to repurchase up to 5% of the Shares outstanding (either by number of Shares or aggregate NAV) on a quarterly basis, Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that a Shareholder tenders due to the illiquidity of the Fund investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. In addition, substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.
There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.
There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s NAV may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases. See “Repurchase of Shares.”
Offers for repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Additionally, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders.
Payment In-Kind For Repurchased Shares
. The Fund generally expects to distribute to the holder of Shares that are repurchased cash in satisfaction of such repurchase. See “Repurchase of Shares.” However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from a Portfolio Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Restrictions on Transfers
. Transfers of Shares may be made only with the consent of the Fund, which may be withheld in the Fund’s sole discretion and is expected to be granted, if at all, only under extenuating circumstances. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Fund that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.
Non-Diversified Status
. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.
Valuation Risk
. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.
A substantial portion of the Fund Investments do not have readily available market quotations. Accordingly, substantially all of the Fund’s portfolio investments are valued at fair value as determined in good faith by the Adviser, as valuation designee, in accordance with the Adviser’s valuation policies and procedures and subject to the oversight of the Board. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated, and may differ materially from the values that would have resulted if a liquid market for such investments had existed.
The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. In light of the fact that a substantial portion of the Fund’s assets consist of Fund Investments for which no public market exists, there can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes to cure a violation thereof.
In valuing the investments in Portfolio Funds held by the Fund, the Portfolio Fund Managers will attempt to accrue for future tax liabilities. However, the managers of Portfolio Funds typically do not provide any information about actual or potential future tax liabilities relating to the assets that they own. Accordingly, NAV may overestimate or underestimate the actual tax costs that will ultimately be incurred by the Fund and its investors.
The Fund’s NAV is a critical component in several operational matters, including computation of the Management Fee, the Incentive Fee and the Distribution and Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund. The Fund accepts purchases of Shares as of the first business day of each month. The number of Shares a Shareholder will receive will be based on the Fund’s most recent NAV, which will be calculated for the last business day of the preceding month (
i.e.
, one business day prior to date on which the Fund will accept purchases). For more information regarding the Fund’s subscription process, see “Purchasing Shares.”
The Adviser generally expects to receive information regarding the Fund Investments on which it will base the Fund’s NAV only as of each calendar quarter end and on a significant delay. The Adviser generally does not expect to receive updated information intra quarter for such investments. As a result, the Fund’s NAV for periods other than calendar quarter end will likely be based on information from the prior quarter. The Fund may need to liquidate certain investments, including Fund Investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining Shareholders to the benefit of Shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage Shareholders whose Shares were accepted for repurchase to the benefit of remaining Shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing Shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing Shareholders to the benefit of subscribing investors. For more information regarding the Fund’s calculation of its NAV, see “Net Asset Valuation.”
Borrowing
. The Fund’s investment strategy may involve borrowing money, including for purposes of cash management needs and bridging bridge the financing of Fund investments pending the acceptance of funds from investor subscriptions. Borrowing will directly impact (positively or negatively) the returns of an investment in the Fund and increase the risks associated with an investment in the Fund. Elevated levels of borrowing relative to NAV for an extended period of time may increase the volatility of the Fund’s performance. The Fund cannot assure Shareholders that the use of leverage, if employed, will benefit the common shares. Any leveraging strategy the Fund employs may not be successful.
Leverage involves risks and special considerations for Shareholders, including:

•	the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to Shareholders;

•	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and

•	leverage may increase operating costs, which may reduce total return.
Any decline in the NAV of the Fund’s investments will be borne entirely by Shareholders. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in NAV to Shareholders than if the Fund were not leveraged.
While the Fund may from time to time consider reducing any outstanding leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurance that the Fund will actually reduce any outstanding leverage in the future or that any reduction, if undertaken, will benefit Shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce any outstanding leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in any outstanding leverage may reduce the income and/or total returns to Shareholders relative to the circumstance where the Fund had not reduced any of its outstanding leverage.
In addition to the foregoing, the use of leverage treated as indebtedness of the Fund for U.S. federal income tax purposes may reduce the amount of Fund dividends that are otherwise eligible for the dividends received deduction in the hands of corporate Shareholders.
Amount or Frequency of Distribution
. The amount of distributions that the Fund may pay is uncertain. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board, and otherwise in a manner to comply with Subchapter M of the Code. See “Distributions.” Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.
Risk Factors Relating to Private Equity Investing
General
Competition for Access to Private Equity Investment Opportunities
. There can be no assurance that the Adviser will be able to secure interests on behalf of the Fund in all of the investment opportunities that it identifies for the Fund, or that the size of the interests available to the Fund will be as large as the Adviser would desire. Moreover, as a registered investment company, the Fund will be required to make certain public disclosures and regulatory filings regarding its operations, financial status, portfolio holdings, etc. While these filings are designed to enhance investor protections, Portfolio Fund Managers and certain private companies may view such filings as contrary to their business interests and deny access to the Fund; but may permit other, non-registered funds or accounts, managed by the Adviser or its affiliates, to invest. As a result, the Fund may not be invested in certain Direct Investments or Portfolio Funds that are held by other unregistered funds or accounts managed by the Adviser or its affiliates, even though those investments would be consistent with the Fund’s investment objective.
In addition, certain provisions of the 1940 Act prohibit the Fund from engaging in transactions with the Adviser and its affiliates; however; unregistered funds also managed by the Adviser are not prohibited from the same transactions. The 1940 Act also imposes significant limits on co-investments with affiliates of the Fund. The Fund, the Adviser and other related entities have been granted the Co-Investment Exemptive Order. The Co-Investment Exemptive Order contains certain conditions that limit or restrict the Fund’s ability to participate in such investment opportunities. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment.
Risks of Private Equity Strategies
Growth Equity and Venture Capital Strategies
. Growth equity and venture capital strategies involve investments in emerging and new private companies that have limited, and sometimes no, operating history, are attempting to develop or commercialize unproven technologies or to implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of risk that can result in substantial losses, which risks generally are greater than the risks of investing in public or private companies that may be at a later stage of development.
Companies financed by growth equity and venture capital may have shorter operating histories on which to judge future performance and, if operating, may have negative cash flow. In the case of start-up enterprises, these companies may not have significant or any operating revenues, may have a lower capitalization and fewer resources (including cash) and be more vulnerable to failure, which could result in the loss of the entire investment. In addition, these companies may operate at a loss or with substantial variations in operating results from time to time, and many will need substantial additional capital to support additional research and development activities or expansion, to achieve or maintain a competitive position and/or to expand or develop management resources. The growth of these companies may require significant time and effort, resulting in a longer investment horizon than can be expected with lower risk investment alternatives.
The directors and officers of companies financed by growth equity and venture capital may lack any meaningful managerial experience, particularly of cash-flow management and budgeting. Additionally, such companies may face strong competition or need substantial additional capital to support or to achieve a competitive position. The availability of capital is often generally a function of capital market conditions that are beyond the Adviser’s or the Fund’s control or the control of the Portfolio Funds, sponsors or portfolio companies. There can be no assurance that any portfolio company will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from any source. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments.
Buyout Risks
. Buyout transactions may result in new enterprises that are subject to extreme volatility, require time for maturity and may require additional capital. In addition, they frequently rely on borrowing significant amounts of capital, which can increase profit potential but at the same time increase the risk of loss. Leveraged companies may be subject to restrictive financial and operating covenants. The leverage may impair the ability of these companies to finance their future operations and capital needs. Also, their flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money was not used. Although these investments may offer the opportunity for significant gains, such buyout investments involve a high degree of risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may not be as leveraged.
Special Situations Risks
. Special situations strategies invest in companies that may be in transition, out of favor, financially leveraged, stressed or distressed, or potentially troubled and may be or have recently been involved in major strategic actions, workouts and restructurings, bankruptcies, reorganizations, liquidations or other catalytic changes or similar transactions. These companies may be experiencing, or are expected to experience, financial difficulties that may never be able to overcome. Securities of these companies are likely to be particularly risky investments although they also may offer the potential for correspondingly high returns. Such companies’ securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such companies. Transactions involving these companies could be unsuccessful, take considerable time to complete or result in a distribution of cash or a new security the value of which will be less than the purchase price of the original security or financial instrument in respect of which such distribution is received. Such investments also could, in certain circumstances, subject a Portfolio Fund or the Fund to certain additional potential liabilities. Numerous other risks also arise in the workout and bankruptcy contexts. In addition, there is no minimum credit standard that is a prerequisite to an investment in any instrument and a significant portion of the obligations and preferred stock acquired in special situations investments may be rated below investment grade or unrated.
Primary and Secondary Investment Risks
Portfolio Fund Risks
. The Fund’s investments in Portfolio Funds are subject to a number of risks. Portfolio Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Although the Adviser seeks to receive detailed information from each Portfolio Fund regarding its business strategy and any performance history, in most cases the Adviser will have little or no means of independently verifying this information. In addition, Portfolio Funds may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Portfolio Funds and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Portfolio Funds. Then as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Portfolio Fund’s investments are successful.
Portfolio Fund interests are ordinarily valued based upon valuations provided by the Portfolio Fund Managers, which may be received on a delayed basis. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Fund Managers. A Portfolio Fund Manager may face a conflict of interest in valuing such securities because their values may have an impact on the Portfolio Fund Manager’s compensation. The Adviser reviews and performs due diligence on the valuation procedures used by each Portfolio Fund Manager and monitor the returns provided by the Portfolio Funds. However, neither the Adviser nor the Board is able to confirm the accuracy of valuations provided by Portfolio Fund Managers. Inaccurate valuations provided by Portfolio Funds could materially adversely affect the value of Shares.
The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Portfolio Funds. Such fees and performance-based compensation are in addition to the Management Fee. In addition, performance-based fees charged by Portfolio Fund Managers may create incentives for the Portfolio Fund Managers to make risky investments, and may be payable by the Fund to a Portfolio Fund Manager based on a Portfolio Fund’s positive returns even if the Fund’s overall returns are negative. A Shareholder will indirectly bear a proportionate share of the fees and expenses of the Portfolio Funds, in addition to its proportionate share of the expenses of the Fund. Thus, a Shareholder may be subject to higher operating expenses than if the Shareholder invested in the Portfolio Funds directly. In addition, because of the deduction of the fees payable by the Fund to the Adviser and other expenses payable directly by the Fund from amounts distributed to the Fund by the Portfolio Funds, the returns to a Shareholder will be lower than the returns to a direct investor in the Portfolio Funds. Fees and expenses of the Fund and the Portfolio Funds generally are paid regardless of whether the Fund or Portfolio Funds produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Portfolio Funds.
There is a risk that the Fund may be precluded from acquiring an interest in certain Portfolio Funds due to regulatory implications under the 1940 or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Portfolio Funds. The Adviser also may refrain from including a Portfolio Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund if such an investment was made. Rule 18f-4 under the 1940 Act, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to a Portfolio Fund or as part of a Direct Investment. Under Rule 18f-4, the Fund may enter into an unfunded commitment agreement that is not a derivatives transaction, such as a capital commitment to a Portfolio Fund, if the Fund reasonably believes, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Portfolio Funds or Direct Investments than other clients of the Adviser.
If the Fund fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Portfolio Funds or otherwise impair the value of the Fund’s investments.

The governing documents of a Portfolio Fund generally are expected to include provisions that would enable the GP, the manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Portfolio Fund prior to the end of its stated term. Early termination of a Portfolio Fund in which the Fund is invested may result in the Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.
Although the Fund will be an investor in a Portfolio Fund, Shareholders will not themselves be equity holders of that Portfolio Fund and will not be entitled to enforce any rights directly against the Portfolio Fund or the Portfolio Fund Manager or assert claims directly against any Portfolio Funds, the Portfolio Fund Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Portfolio Funds that may be available to the Fund as an investor in the Portfolio Funds. In addition, Portfolio Funds generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Portfolio Funds, does not have the benefit of the protections afforded by the 1940 Act. Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Portfolio Funds managed by such Portfolio Fund Managers, does not have the benefit of certain of the protections afforded by the Advisers Act.
Commitments to Portfolio Funds generally are not immediately invested. Instead, committed amounts are drawn down by Portfolio Funds and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Portfolio Fund’s drawdowns. During this period, investments made early in a Portfolio Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Portfolio Funds do not draw down 100% of committed capital, and historic trends and practices can inform the Adviser as to when it can expect to no longer need to fund capital calls for a particular Portfolio Fund. Accordingly, the Adviser may make investments and commitments based, in part, on anticipated future capital calls and distributions from Portfolio Funds. This may result in the Fund making commitments to Portfolio Funds in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (
i.e.
, to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to a Portfolio Fund will increase. The Fund maintains cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Adviser’s judgment, to satisfy capital calls from Portfolio Funds.
Reliance on Underlying Managers; Non-Controlling Investments
. The Fund will depend on the managers of the Portfolio Funds in which it invests. The Fund generally will be a limited partner or other passive investor in the Portfolio Funds and, notwithstanding the Adviser’s obtaining advisory board positions, will be without an ability to participate in their management and control. The Adviser will not have control over the timing of capital calls or distributions received from the Portfolio Funds or over investment decisions made by such funds. As a result, the return of the Fund (and/or NAV) will primarily depend on the performance of unrelated investment managers and management teams.
Risks Associated with Fund Investments
. The portfolio companies of the Portfolio Funds may involve significant business and financial risk. Certain of the Portfolio Funds may make direct venture capital and growth equity investments, in each case in companies that are in an early stage of development, have little or no operating history, are operating at a loss, or need significant additional capital to support their operations.
In certain cases, the Portfolio Funds will be newly or recently formed entities with no significant operating history upon which to evaluate their likely performance or the likely effectiveness of their Fund. An investment in the Fund or its underlying investments is therefore subject to all of the risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of an investment (and/or NAV) could decline substantially.

The Portfolio Funds may invest in buyouts, which involve significant financial leverage and are therefore sensitive to declines in revenues and to increases in interest rates and expenses.
Lack of Operating History
. In certain cases, the Portfolio Funds will be newly or recently formed entities with no significant operating history upon which to evaluate their likely performance or the likely effectiveness of their investment strategy. An investment in the Fund or its underlying investments is therefore subject to all of the risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of an investment (and/or NAV) could decline substantially.
Contingent Liabilities Associated with Private Investment Fund Interests Acquired in Secondary Transactions
. In cases where the Fund acquires an interest in a Portfolio Fund in a secondary transaction, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the relevant Portfolio Fund and, subsequently, that Portfolio Fund recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return monies equivalent to such distributions to such Portfolio Fund. While the Fund may, in some circumstances, make a claim against the seller for any such monies so paid to such Portfolio Fund, there can be no assurances that the Fund would prevail on such claim.
Pooled Investments in Secondary Investments
. In certain cases, the Adviser expects to have the opportunity to acquire on behalf of the Fund a portfolio of investment funds from a seller on an “all or nothing” basis. Certain of the investment funds in the portfolio may be less attractive than others, and certain of the sponsors of such investment funds may be more familiar to Adams Street than others or may be more experienced or highly regarded than others. In addition, the Adviser will likely have the opportunity to participate on behalf of the Fund in “linked secondaries” (
e.g.
, a secondary market purchase of an existing fund interest and corresponding commitment to a new fund in formation, typically sponsored by the same investment manager). In certain instances, the purchase of the interest in the new fund may be less attractive than the secondary market purchase of an existing fund interest. In such cases, it may not be possible for the Adviser to exclude from such purchases those investments which the Adviser considers (for commercial, tax, legal, or other reasons) less attractive. With respect to linked secondaries relating to secondary transactions in which the Fund and other managed entities of Adams Street, the Adviser or their affiliates participate, the Fund may be allocated a greater or lesser proportional share of commitments to new funds in formation than their proportional share of the secondary transaction. Moreover, in certain circumstances, agreements with counterparties regarding allocations of purchase price among secondary portfolio interests and/or deferred purchase price payment mechanics may be more or less advantageous to the Fund than other participating managed entities of Adams Street, the Adviser or their affiliates. Additionally, the Fund may invest in secondary transactions without regard to geography as the Adviser believes that other factors such as “J-curve” mitigation or pricing of such secondary transaction are more favorable than secondary transactions available in a particular geographic region or in lieu of not investing in secondary transactions due to limited available secondary transactions in the geography that meet the Adviser’s expected return for such investment.
Continuation Funds and GP-led Restructuring Risks
. The Fund may participate in one or a number of investments into “continuation funds” or “GP-led transactions” that may involve the sale or transfer of a single underlying company or a portfolio of assets to a newly formed vehicle managed by the same sponsor at a valuation determined by the secondary investors. The Fund may choose to participate in one such investment as a lead investor that may result in the Fund holding the majority of the interests in such a vehicle. In the event that a single underlying portfolio company performs poorly, all returns may be adversely affected. While the Fund may be given the opportunity to negotiate and make bids for such processes, the Fund may not necessarily achieve the best legal or economic terms due to the competitive nature of these processes.
Furthermore, given the global scope of the Adviser’s investment strategy and the large number of investments Adams Street has made over the years, subject to applicable law, it is possible for the Fund to pursue opportunities to participate in these GP-led transactions where another fund or account managed or advised by

Adams Street, the Adviser or their affiliates is an existing investor (directly or indirectly) in the applicable portfolio investment (any such fund or account managed or advised by Adams Street, the Adviser or their affiliates, an “Existing Adams Street Investor”). While transactions of this nature do not necessarily involve a direct transaction between the Fund and Existing Adams Street Investors, they can give rise to potential conflicts of interest, including, without limitation, Existing Adams Street Investors participating on different terms and timing than the Fund with respect to such transaction, Existing Adams Street Investors being in opposition to the Fund with respect to such transaction, Existing Adams Street Investors benefiting from the Fund’s participation in such transaction, the Adviser making different elections to “sell,” “roll” or otherwise participate in such transaction with respect to the Fund and one or more Existing Adams Street Investors, etc. Furthermore, while mitigating factors to such conflicts of interest may be present with respect to such transaction (
e.g.
, Existing Adams Street Investors elect to “roll over” on the same terms as their existing investment, Existing Adams Street Investors own less than 10% of the applicable portfolio investment, advisory committee approval is obtained, and other similar mitigating factors), this will not always be the case for each transaction. In all situations, the Adviser will determine whether to participate in GP-led transactions based on the facts and circumstances that it determines to be appropriate for the Fund at such time, regardless of whether there are any Existing Adams Street Investors or any other Adams Street-managed funds participating in such transaction.
Direct Investment Risks
Reliance on Managers of Portfolio Companies; Non-Controlling Investments.
The investment structure of the Fund will depend on the management teams of the portfolio companies in which it invests. Under this investment structure, the Fund generally will be a minority equity investor in portfolio companies and, notwithstanding certain board or contractual management rights, generally will not control such companies. As a result, the returns under this investment structure (and/or NAV) will primarily depend on the performance of unrelated investment managers and management teams and we may not be able to control or effectively influence the business or affairs of such entities. Such portfolio companies may have economic or business interests or goals that are inconsistent with those of the Fund, and the Fund may not be in a position to influence those interests or goals or otherwise protect the value of the Fund’s investments in such entities (and/or NAV), although as a condition of making such investments, it is expected that appropriate shareholder rights generally will be sought to protect the Fund’s interest in the investments.
Risks Associated with Portfolio Companies
. The portfolio companies in which the Fund invests will likely involve significant business and financial risk and may include making investments in companies that are in an early stage of development, have little or no operating history, are operating at a loss, or need significant additional capital to support their operations.
Additionally, under the Fund’s strategy, the Fund may be requested to provide follow-on funding for portfolio companies or increase the Fund’s investment in such portfolio company (each a “follow-on investment”). There can be no assurance that the Fund will be in a position to make a follow-on investment. Any decision by the Adviser not to make a follow-on investment or the strategies’ inability to make a follow-on investment may have a significant impact on a portfolio company or may diminish the Fund’s control or ownership of such portfolio company.
Guarantees
. The Fund also may involve guaranteeing the indebtedness of any portfolio company. Consequently, if a portfolio company’s cash flow is insufficient to cover its debt obligations, the Fund may be called upon to fund all or a portion of a portfolio company’s debt obligations to satisfy such guarantees. This may reduce the amount of capital the Fund has available for other purposes and could adversely affect returns to investors.
Co-Investment Risks
Reliance on Managers of Lead Equity Sponsors; Non-Controlling Investments
. The Fund will depend on unaffiliated third-party managers of the lead equity sponsors with which the Fund is co-investing. Under this investment structure, the Fund generally will be a limited partner or other passive investor in a fund managed by a third-party manager and, notwithstanding the Adviser’s obtaining advisory board positions, will be without an ability to participate in their management and control. The Adviser will not have control over the timing of capital calls or distributions received from such investments. As a result, the returns of the Fund (and/or NAV) will primarily depend on the performance of unrelated investment managers and management teams. In many instances, the Fund will co-invest in a portfolio company with financial, strategic or other third-party investors through partnerships, joint ventures or other entities. Such investments will involve additional risks not present in investments where a third-party co-investor is not involved, including the possibility that a third-party co-investor may have economic or business interests or objectives that are inconsistent with those of the Fund or may be in a position to take (or block) action in a manner contrary to the Fund’s interests or objectives.
In addition, the Fund may, in certain circumstances, be liable for actions of its third-party co-investors. In certain cases, the vehicles into which the Fund invests will be newly or recently formed entities with no significant operating history upon which to evaluate their likely performance or the likely effectiveness of their investment strategy. An investment in the Fund or its underlying investments is therefore subject to all of the risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of an investment (and/or NAV) could decline substantially.
Risk Factors Relating to Private Credit Investing
Investment Environment
. Many factors affect the appeal and availability of portfolio investments in companies and the securities that are the focus of the Fund. The activities of the Fund and its portfolio investments could be materially adversely affected by the instability in the U.S. or global financial markets, or changes in market, economic, political or regulatory conditions, as well as by numerous other factors outside the control of Adams Street, the Adviser or their affiliates. Interest rates and general levels of economic activity may affect the value and number of portfolio investments made by the Fund (and/or NAV) or considered for prospective portfolio investment. In addition, recent and current disruptions in the global debt markets have affected the price of, as well as the ability to make, certain types of portfolio investments, and there can be no assurance that these disruptions will not continue or worsen in the future. Such recent and current disruptions may have a direct or indirect negative effect on a wide range of issuers and may increase the likelihood that such issuers will be unable to make principal and interest payments on, or refinance, outstanding debt when due. Moreover, the risk that such disruptions will affect an issuer’s ability to pay its debts and obligations when due is enhanced if such issuer in turn provides credit to third parties or otherwise participates in the credit markets. In the event of such defaults, the Fund could lose both invested capital in, and anticipated profits from, any affected portfolio investments.
Senior Secured Loans Risk
. When the Fund acquires a senior secured loan to a company, it generally will take a security interest in the available assets of the company, which should mitigate the risk that the Fund will not be repaid. However, there is a risk that the collateral securing the Fund’s loans may decrease in value (and/or affect NAV) over time, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based on the success of the business and market conditions, including as a result of the inability of the company to raise additional capital. In some circumstances, the Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in a company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan (and/or NAV).
Consequently, the fact that a loan is secured does not guarantee that the Fund will receive principal and interest payments according to the loan’s terms, or at all, or that the Fund will be able to collect on the loan should it be forced to pursue its available remedies.
Mezzanine Investments
. Mezzanine investments involve a high degree of risk with no certainty of any return of capital. Although mezzanine securities are typically senior to common stock and other equity securities in the capital structure, they may be either contractually or structurally subordinated to large amounts of senior debt and are usually unsecured.
Portfolio investments in highly leveraged issuers are intrinsically more sensitive to declines in issuer revenues and to increases in issuer expenses. Issuers may face intense competition, changing business and economic conditions or other developments that may adversely affect their performance. Moreover, rising interest rates may increase an issuer’s interest expense. There can be no assurance that an issuer will generate sufficient cash to service its obligations. Further, a debt security or obligation bearing payment in kind (“PIK”) interest generally will have a higher risk of non-payment of interest since there may be no cash payments of interest from the issuer prior to maturity or refinancing. In addition, many of the remedies available to mezzanine holders are available only after satisfaction of claims of senior creditors. Therefore, in the event that an issuer does not generate adequate cash flow to service its debt obligations, the Fund may suffer a partial or total loss of invested capital in connection with a mezzanine investment.
Middle Market Companies
. Loans to middle market companies may carry more inherent risks than loans to larger, publicly traded entities. For example, there is generally no publicly available information about privately owned middle market companies and some obligors may not meet net income, cash flow and other coverage tests that may be imposed by certain lenders. Further, middle market companies that are obligors of below investment-grade loans may be highly leveraged. These companies generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete and may be unable to obtain financing from public capital markets or from traditional sources, such as commercial banks. Accordingly, loans made to middle market companies may involve higher risks than loans made to larger companies that have greater financial resources or are otherwise able to access traditional credit sources. Middle market companies typically have narrower product lines and smaller market shares than large companies. Therefore, they tend to be more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These businesses may also experience substantial variations in operating results. The success of a middle market company may also depend on the management talents and efforts of one or two persons or a small group of persons. The death, disability or resignation of one or more of these persons could have a material adverse impact on the obligor.
Nature of Middle Market Senior Loans
. Middle market senior loans generally will be unrated or if rated will have ratings or implied or imputed ratings below investment grade. The lower rating of such loans reflects a greater possibility that adverse changes in the financial condition of the borrower or in general economic conditions (including, for example, a substantial period of rising interest rates or declining earnings) or both may impair the ability of the borrower to make payment of principal and interest. The market for lower-rated and comparable non-rated debt instruments and securities is thinner, often less liquid and less active than that for higher-rated and comparable non-rated debt instruments and securities, which can adversely affect the prices at which such debt instruments and securities can be sold and may even make it impracticable to sell such debt instruments and securities. In addition to the foregoing, such loans may become nonperforming for a variety of reasons. A nonperforming loan may require substantial work-out negotiations or restructuring that may entail, among other things, a substantial reduction in the interest rate and/or a substantial write-down of principal or accrued interest due on the loan as well as substantial legal and other fees and expenses.
Senior Loans
. Senior loans typically hold the most senior position in the capital structure of the issuing entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. The Fund’s investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuer. The risks associated with senior loans are similar to the risks of below investment grade fixed income securities, although senior loans are typically senior and secured in contrast to other below investment grade fixed income securities, which are often subordinated and unsecured. Senior loans’ higher standing has historically resulted in generally higher recoveries in the event of a corporate reorganization. In addition, because their interest payments are typically adjusted for changes in short-term interest rates, investments in senior loans generally have less interest rate risk than other below investment grade fixed income securities, which may have fixed interest rates.
There is less readily available, reliable information about most senior loans than is the case for many other types of securities. In addition, there is no minimum rating or other independent evaluation of a borrower or its securities limiting the Fund’s investments, and the Adviser relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. As a result, the Fund is particularly dependent on the analytical ability of the Adviser.
The Fund may invest in senior loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund’s NAV and income distributions. An economic downturn generally leads to a higher non-payment rate and a senior loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value.
No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and may make it difficult to value senior loans. Adverse market conditions may impair the liquidity of some actively traded senior loans, meaning that the Fund may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Illiquid investments are also difficult to value.
Although the senior loans in which the Fund may invest generally will be secured by specific collateral, there can be no assurances that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan. If the terms of a senior loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the senior loans. To the extent that a senior loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized senior loans involve a greater risk of loss. Some senior loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of senior loans.
Senior loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of senior loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of senior loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Adviser, do not represent fair value. If the Fund attempts to sell a senior loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the senior loan may be adversely affected.
The Fund may acquire senior loan assignments or participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.
The Fund’s investments in senior loans may be subject to lender liability risk. Lender liability refers to a variety of legal theories generally founded on the premise that a lender has violated a duty of good faith, commercial reasonableness and fair dealing or a similar duty owed to the borrower, or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability. In addition, under common law principles that in some cases form the basis for lender liability claims, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors.
Subordinated Debt Investments
. The Fund may make investments or, as a result of existing investments, may hold investments, whether through unitranches or otherwise, in subordinated debt that would be unsecured and rank behind the issuer’s secured indebtedness. While such subordinated debt investments may benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of the investments and may benefit from cross-default provisions, some or all of such terms may not be part of particular investments. Moreover, the ability of the Fund to influence an issuer’s affairs, especially during periods of financial distress or following insolvency, is likely to be substantially less than that of senior creditors. For example, under typical subordination terms, secured creditors are able to block the acceleration of the debt or the exercise by debt holders of other rights or remedies they may have as creditors for a period of time. Accordingly, the Fund may not be able to take steps to protect its investments in a timely manner or at all. In addition, the unsecured debt in which the Fund may invest may not be protected by financial covenants or limitations upon additional indebtedness, could have limited liquidity and may not be rated by a crediting rating agency. Further, upon any distribution to an issuer’s creditors in a bankruptcy, liquidation or reorganization or similar proceeding, the holders of such issuer’s senior and/or secured indebtedness (to the extent of the collateral securing such obligation) will be entitled to be paid in full before any payment may be made with respect to the Fund’s subordinated debt investments. In the event of a bankruptcy, liquidation or reorganization or similar proceeding relating to an issuer, the Fund would participate with all other holders of such issuer’s indebtedness in the assets remaining after the issuer has paid all of its senior and/or secured indebtedness (to the extent of the collateral securing such obligation). An issuer may not have sufficient funds to pay all of its creditors, and the Fund may receive nothing or less, ratably, than the holders of senior and/or secured indebtedness of such issuer or the holders of indebtedness that is not subordinated. As a result of the foregoing, the market for lower-rated and comparable non-rated securities is thinner, often less liquid and less active than that for higher-rated or comparable non-rated securities, which can adversely affect the prices at which these securities can be sold and may even make it difficult to sell such securities. As such, the timing of cash distributions to investors in this respect may be uncertain and unpredictable.
Unsecured Loans, Collateral Impairment, Guarantees
. In the event of a default by an issuer, the Fund might not receive payments to which it is entitled and thereby could experience a decline in the value of its investments in the issuer (and/or NAV). If the Fund invests in debt or debt-linked securities that are not secured by collateral, in the event of such default the Fund will have only an unsecured claim against the issuer. In the case of debt that is secured by collateral, the value of the collateral may actually be equal to or less than the value of such debt or may decline below the outstanding amount of such debt subsequent to the Fund’s portfolio investment (and/or affect NAV). The ability of the Fund to have access to the collateral may be limited by bankruptcy and other insolvency laws, and there may be a monetary, as well as a time, cost involved in collecting on defaulted debt instruments and, if applicable, taking possession of and subsequently liquidating various types of collateral. The liquidation proceeds upon the sale of such assets may not satisfy the entire outstanding balance of principal and interest on such foreclosed loans, resulting in a loss to the Fund. In addition, no assurances can be made that borrowers or third parties will not assert claims in connection with foreclosing proceedings or otherwise, or that such claims will not interfere with the enforcement of the Fund’s rights. As a result, the Fund might not receive full payment on a secured debt investment to which it is entitled and thereby may experience a decline in the value of, or a loss on, the portfolio investment (and/or NAV).
In addition, certain debt instruments may be supported, in whole or in part, by personal guarantees made by the borrower or a relative, or guarantees made by a corporation or other entity affiliated with the borrower. The amount realizable with respect to a debt instrument may be detrimentally affected if a guarantor fails to meet its obligations under the guarantee.
Investments in Convertible Debt
. The Fund may invest in convertible debt securities to the extent that the Adviser believes such portfolio investments offer potential for capital appreciation. There is no minimum credit standard that is a prerequisite to the Fund’s portfolio investment in any security, and most debt securities and preferred equity that offer potential for capital appreciation are likely to be non-investment grade.
Distressed Loans
. The Fund may invest in, or hold as a result of restructuring, conversion or market events, debt which is nonperforming or other troubled assets which involve a degree of financial risk and are experiencing or expected to experience financial difficulties which may not be overcome, including portfolio investment in entities which are insolvent or in serious financial difficulty. Distressed securities may result in significant returns to the Fund, but also involve a substantial degree of risk. It frequently is difficult to obtain information as to the true condition of entities experiencing significant financial or business difficulties, which increases the risk of portfolio investments in such issuers. Such portfolio investments also may be adversely affected by laws relating to, among other things, fraudulent conveyances, voidable preferences, lender liability and the bankruptcy court’s discretionary power to disallow, subordinate or disenfranchise particular claims. The market prices of such instruments are also subject to abrupt and erratic market movements and above average price volatility and the spread between the bid and asked prices of such instruments may be greater than normally expected. The Fund may lose all or a substantial part of its portfolio investment in such distressed companies or may be required to accept cash or securities in lieu of its portfolio investment with a market value of less than the initial portfolio investment.
The Fund may hold debt of issuers which may be undergoing restructuring or require additional capital and management. Such debt is subject to various risks, including fluctuations in value and lack of market liquidity. The Fund may incur additional expense if it is required to seek recovery upon a default or participate in the restructuring of a portfolio investment. The Fund may have voting rights in respect of a restructuring but may not be able to exercise sufficient votes to determine the outcome of a vote. The Fund may acquire illiquid assets (in particular, equity) following a restructuring.
Nature of Loan Priority and Security
. The Fund’s assets will include loans that are secured by a fixed or floating lien on some or substantially all of a borrower’s assets. Although secured loans are generally senior in priority, there are many factors that may impact the security, placement and priority of secured loans in the overall capital structure of the borrower.
Unsecured creditors may, in certain cases, have priority over the claims of secured creditors. Additionally, investments in secured loans may be unperfected for a variety of reasons, including the failure to make required filings or renew required filings prior to expiration thereof and, as a result, the Fund may not have priority over other creditors as anticipated. To the extent that the Fund’s debt investments are only secured by specific assets, the Fund’s claim will not have priority over the claims of unsecured creditors on the borrower’s other assets. Furthermore, in the event of non-payment of interest or principal of a loan, or other default resulting in an exercise of lender rights, there is no guarantee that the collateral can be readily liquidated or that the liquidation of such collateral would satisfy all of the borrower’s obligations under the loan documents.
The Fund may not always hold all or even a majority of a secured credit facility. Loan documentation typically requires a majority consent or, in certain cases, unanimous approval for certain actions in respect of the loans, including waivers, amendments or the exercise of remedies. Further, in a bankruptcy, voting to accept or reject the terms of a restructuring of a credit pursuant to a chapter 11 plan of reorganization is done on a class basis. As a result of the voting systems in place both before and during a bankruptcy, the Fund may not have the ability to control decisions in respect of certain amendment, waiver, consent, asset sales, investments, sale-leasebacks, debt incurrence, prepayments, imposition of new liens and/or lien releases, designation of restricted or unrestricted subsidiaries, exercise of remedies, subordination of payment and/or lien priority, restructuring or reorganization of debts owed to the Fund.
Many secured credit loan documents contain accordion and other provisions allowing the borrower to increase borrowing capacity under such credit facilities and/or incur additional debt outside of such credit facilities, which could dilute the value of the collateral securing such borrowing and increase the risk that some or all of the Fund’s loans would be undersecured. The loan documents may also allow the borrower to encumber certain assets within the collateral package, and/or to sell or otherwise transfer assets outside of the collateral package (and cause the release of liens thereon), which could result in a reduction of enterprise value of the borrower and/or increase the risk that the Fund’s loans would be undersecured.
In certain cases, the borrower and a majority of lenders (or other requisite subset of lenders) may also agree to amend the loan documents to permit certain actions that may be adverse to the interests of the Fund, in each case, without the Fund’s consent. These actions may include, without limitation, (i) the sale or other transfer of material assets outside of the collateral package securing the Fund’s loans, (ii) the release of liens on such material assets, (iii) the release of guarantors, and/or designation of previously restricted subsidiaries as unrestricted subsidiaries, (iv) an increase to debt incurrence capacity, (v) the incurrence of superpriority debt, or (vi) the subordination of payment and/or lien priority of any existing loans, including the Fund’s loans. Furthermore, in the event of a filing by an issuer under Chapter 11 of the U.S. Bankruptcy Code, the borrower is authorized to obtain additional financing by granting creditors a superpriority lien on its assets, senior even to liens that were first in priority prior to the filing, as long as the borrower provides “adequate protection” (as determined by the presiding bankruptcy judge) that may consist of the grant of replacement or additional liens or the making of cash payments to the affected secured creditor (the actions described in this risk factor, together with other similar actions, collectively, the “Specified Actions”). The transfer of material assets outside of the collateral package, incurrence of additional indebtedness, subordination of payment and/or lien priority on the Fund’s collateral, both before or in a bankruptcy, and certain other Specified Actions would adversely affect the priority of the liens and/or claims held by the Fund and could adversely affect the Fund’s recovery on its debt investments. In other cases, the Fund and/or its affiliates may lead and/or participate in the subset of lenders taking one or more Specified Actions, which may adversely affect the priority of liens and claims held by the non-participating lenders or claimholders, adversely affect the recovery of their investments, or otherwise have a material adverse effect on their interests or claims.
Loan documents may vary on the permissibility, requirements, and/or treatment of one or more Specified Actions. There is no guarantee that all parties to any set of loan documents will interpret terms and provisions governing permissibility, requirements, and/or treatment of any Specified Actions in the same way. Therefore, in addition to the general risk of third-party litigation, the Fund may be subject to litigation in connection with its participation in Specified Actions and, conversely, may elect to participate in litigation challenging the validity of one or more Specified Actions. There is no guarantee that a court, arbiter or any other third-party of competent jurisdiction will take a position favoring the interests of the Fund in upholding or invalidating, in whole or in part, one or more Specified Actions. Such proceedings may continue without resolution for long periods of time and the outcome thereof may materially adversely affect the value of the Fund. Further, any such litigation may consume substantial amounts of the Adviser’s time and attention, and that time and allocation of resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation.
Revolving Credit Facilities
. The Fund may acquire revolving credit facilities from time to time. Under a revolving credit facility, there is a risk that the Fund may not have sufficient liquidity to fund all or a portion of the amounts due. While the Fund may have a subscription line in place to bridge the gap in time between a borrower’s draw request under a revolving credit facility and the time at which the Fund may accept funds from investor subscriptions, there is no guarantee that the Fund will be able to obtain such a subscription line. As a result, there can be no assurance that the Fund will be able to meet its funding obligations under a revolving credit facility and that such failure will not have an adverse effect on the Fund. Furthermore, there can be no assurance that a borrower will fully draw down on its available line of credit under a revolving credit line and, as a result, the Fund’s returns could be adversely affected.
Equity Investments
. The Fund may make certain equity or equity-like investments including, but not limited to, equity investments made alongside a related debt investment and equity held as a result of a restructuring. “Equity-like” investments are investments that will establish rights to the equity interests of portfolio companies or otherwise have economic characteristics similar to equity securities, such as such as convertible debt or bonds, warrants, certain derivatives or other equity related-interests. Equity investments that are otherwise structured as credit for tax or regulatory reasons but are expected to have equity-like returns are not considered “Private Credit Investments.” The value of these securities (and/or NAV) generally will vary with the performance of the issuer and movements in the equity markets. As a result, the Fund may suffer losses if it invests in the equity of issuers whose performance diverges from the Adviser’s expectations or if the equity markets generally move in a single direction and the Fund has not hedged against such a general move. In addition, investments in equity may give rise to additional taxes and/or risks, and the Fund may hold these investments through entities treated as corporations for U.S. federal income tax purposes or other taxable structures which may reduce the return from such investments. There are special risks associated with investing in preferred equity securities, including:

•
preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes before the Fund receives such distributions;

•	preferred securities are subordinated to debt in terms of priority to income and liquidation payments, and therefore will be subject to greater credit risk than debt;

•	preferred securities may be substantially less liquid than many other securities, such as common stock or U.S. government securities; and

•	generally, preferred security holders have no voting rights with respect to the issuing company, subject to limited exceptions.
Conflicts of interest may arise in connection with the structure of such investments, and such investments and/or structures may disproportionately impact certain investors.
Collateralized Loan Obligation Investments
. The Fund may invest a portion of its assets in securities backed by, or representing interests in, certain underlying instruments, in particular collateralized loan obligations (“CLOs”), which are subject to credit, liquidity, correlation and interest rate risks. The securities purchased pursuant to the Fund’s strategy may be in subordinated, unrated and/or equity tranches of the CLO. Such securities are subject to a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions, or both, may impair the ability of the related issuer or obligor to make payments of principal or interest. Such investments may be speculative.
Subordinated tranches in CLOs are subject to the prior payment of more senior obligations and may rank behind some or all creditors. Further, in the event of default under any debt securities issued by the CLO, holders of junior interests in such CLO may have limited or no rights to determine the applicable remedies. Interests of the holders of the senior tranches of a CLO may diverge from the interests of the holders of the subordinated tranches, including the Fund. To the extent that any elimination, deferral or reduction of payments on debt securities occurs, such elimination will be borne first by the first loss interests and then on debt securities in the reverse order of seniority. To the extent that a default occurs with respect to any collateral and such collateral is sold or otherwise disposed of, it is likely that the proceeds of such sale or other disposition will be less than the unpaid principal and interest on such collateral. Investments in such subordinated interests may be susceptible to losses of up to 100%.
Holders of CLO securities must rely solely on distributions from the CLO collateral or proceeds thereof for payment in respect thereof. If distributions on the CLO collateral are insufficient to make payments on the CLO securities, no other assets will be available for payment of the deficiency and, following realization of the CLO securities, the obligations of such issuer to pay such deficiency generally will be extinguished.
Credit Support
. The Fund may be required to make contingent funding capital commitments to issuers (or any subsidiaries thereof) and provide credit support for such obligations. Such credit support may take the form of a guarantee, a letter of credit or other forms of promise to provide funding. Such credit support may result in fees, expenses and interest costs to the Fund, which could adversely affect the results and NAV of the Fund.
Additional Capital for Bankruptcies and Workouts
. Certain of the Fund’s portfolio investments may require additional capital in connection with a bankruptcy or workout. There can be no assurance that Adams Street, the Adviser or their affiliates will be able to predict accurately how much capital may need to be reserved by the Fund for participation in any such bankruptcy or workout. If more capital is reserved than is necessary, then the Fund may receive a lower allocation of other portfolio investment opportunities. If less capital is reserved than is necessary, then the Fund may not be able to fully protect or enhance its existing portfolio investment in the company undergoing a bankruptcy or workout.
Bank Loans and Participations
. The Fund’s portfolio may include portfolio investments in bank loans and participations. These obligations are subject to unique risks, including (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) so-called lender liability claims by the issuer of the obligations, (iii) environmental liabilities that may arise with respect to collateral securing the obligations and (iv) limitations on the ability of the Fund to enforce directly its rights with respect to participations. Successful claims by third parties arising from these and other risks, absent certain conduct by the Adviser and its affiliates and certain other individuals, will be borne by the Fund. In addition, the settlement process for the purchase of bank loans can take significant time.
If the Fund purchases a participation, the Fund will not have established any direct contractual relationship with the issuer. The Fund will be required to rely on the lender or the participant that sold the participation not only for the enforcement of the Fund’s rights against the issuer but also for the receipt and processing of payments due to the Fund under the participation. The Fund will thus be subject to the credit risk of both the issuer and the selling lender or participant. Because it may be necessary to assert through the selling lender or participant such rights as may exist against the issuer, in the event the issuer fails to pay principal and interest when due, such assertion of rights against the issuer may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund could enforce its rights against the issuer directly.
Lender Liability and Equitable Subordination
. A number of judicial decisions have upheld judgments of obligors against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing or a similar duty owed to the obligor or has assumed an excessive degree of control over the obligor resulting in the creation of a fiduciary duty owed to the obligor or its other creditors or equity-holders. Because of the nature of the Fund’s assets, the Fund may be subject to claims of lender liability.
In addition, under certain legal principles that in some cases form the basis for lender liability claims, if a lender, bondholder or other creditor (i) intentionally takes an action that results in the undercapitalization of an obligor to the detriment of other creditors of such obligor, (ii) engages in other inequitable conduct to the detriment of such other creditors, (iii) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (iv) uses its influence as an equity-holder to dominate or control an obligor to the detriment of other creditors of such obligor, a court may elect to subordinate the claim of the offending lender, bondholder or other creditor to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.” The Fund’s assets may be subject to claims of equitable subordination.
Since the Fund and/or affiliates of, or persons related to, the Adviser may hold equity or other interests in obligors of the Fund’s assets, the Fund could be exposed to claims for equitable subordination, lender liability or both based on such equity or other holdings.
Credit Risk and Interest Rate Risk
. Debt instruments are subject to general market and credit and interest rate risks. Credit risk refers to the likelihood that an obligor will default on the payment of principal, interest or other amounts owed on an instrument. Financial strength and solvency of an obligor are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or other assets expected to be the source of repayment or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument, and debt instruments that are rated by rating agencies are subject to downgrade at a later date.
Interest rate risk refers to the risks associated with market changes in interest rates. Interest rate change may affect the value of a debt instrument (and/or NAV) indirectly (especially in the case of fixed rate obligations) or directly (especially in the case of instruments whose rates are adjustable). In general, rising interest rates will negatively affect the price of a fixed rate debt instrument and falling interest rates will have a positive effect on the price of a fixed rate debt instrument.
Adjustable rate instruments also react to interest rate change in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.
The Fund may, but will not be obligated to, use derivative transactions to reduce its exposure to interest rate fluctuations. A hedge position may not be effective in eliminating all of the risks inherent in any particular position. A hedge may also limit the Fund’s ability to capture gains that it would otherwise attain. The Fund may be exposed to the credit risk of the relevant counterparty in a hedging transaction.
Counterparty, Settlement and Local Intermediary Risk
. From time to time, certain securities markets have experienced operational clearance and settlement problems that have resulted in failed trades. These problems could cause the Fund to miss attractive portfolio investment opportunities or result in the Fund’s liability to third parties by virtue of an inability to perform the Fund’s contractual obligation to deliver securities. In addition, delays and inefficiencies of the local postal, transport and banking systems could result in the loss of portfolio investment opportunities and the loss of funds (including dividends). To the extent that the Fund invests in securities, swaps, derivatives or other over-the-counter transactions, in certain circumstances, the Fund may take a credit risk with regard to parties with whom it trades and may also bear the risk of transfer, clearance or settlement default. Transactions entered into directly between two counterparties may expose the parties to the risk of counterparty defaults. Such risks may be exacerbated with respect to foreign securities or transactions with foreign counterparties. Certain of the Fund’s transactions may be undertaken through local brokers, banks or other organizations in the countries in which the Fund makes portfolio investments, and the Fund will be subject to the risk of default, insolvency or fraud of such organizations. The collection, transfer and deposit of bearer securities and cash expose the Fund to a variety of risks, including theft, loss and destruction. Finally, the Fund will be dependent upon the general soundness of the banking systems of countries in which portfolio investments will be made.

Evaluating Credit Risk
. Credit ratings of debt obligations or obligors represent the rating agencies’ opinions or estimates regarding their credit quality and are not a guarantee of quality. In addition, rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Therefore, such credit ratings may not fully reflect the true risks of an investment. Also, rating agencies may fail to make timely changes to their credit ratings in response to subsequent events, meaning an obligor’s current financial condition may be better or worse than a rating indicates.
Prepayment
. The Fund may purchase loans for which the underlying issuers are not subject to any prepayment penalties, even if an issuer determines to prepay the obligation early during the term of the debt investment. Prepayments on loans may be caused by a variety of factors which are often difficult to predict. If the debt investments that the Fund is invested in are prepaid without any prepayment penalties, loans purchased at a price greater than par may experience a capital loss and the Fund’s ability to achieve its investment objective may be affected.
Refinancing Loans
. A significant portion of the Fund’s assets will consist of loans for which most or all of the principal is due at maturity. The ability of the obligor under such loans to make such a large payment upon maturity typically depends upon its ability to refinance the loan prior to maturity. The ability of an obligor to consummate a refinancing will be affected by many factors, including the availability of financing at acceptable rates to such obligor, the financial condition of such obligor, the marketability of the collateral (if any) securing such loan, the operating history of the obligor and related business, tax laws and prevailing general economic conditions. Additionally, middle market obligors generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete and may be unable to obtain financing from public capital markets or from more traditional sources, such as commercial banks. Consequently, such obligor may not have the ability to repay the loan at maturity and, unless it is able to refinance such loan, it could default in payment at maturity, which could result in losses to the Fund (including a decrease in NAV) and, indirectly, to the investors.
Participation on Creditors’ Committees
. Representatives of the Adviser or its affiliates may serve on Creditors’ Committees to negotiate with the management of financially troubled companies that may or may not be in bankruptcy. Adams Street, the Adviser or their affiliates, on behalf of the Fund and other clients, may also seek to negotiate directly with debtors with respect to restructuring issues. Even if Adams Street, the Adviser or their affiliates joins a Creditors’ Committee, there can be no assurance that Adams Street, the Adviser or their affiliates would be successful in obtaining results favorable to the Fund or such other clients in such proceedings, and the Fund may incur significant legal fees and/or other expenses in attempting to do so, as Creditors’ Committees generally consist of many participants, each of which attempts to obtain an outcome that is in its individual best interests. As a result of the Adviser’s service on such Creditors’ Committees, the Fund may be deemed to have duties to other creditors represented by the Creditors’ Committees, which might thereby expose the Fund to liability to such other creditors who disagree with the Adviser’s actions. Furthermore, by the Adviser participating on Creditors’ Committees, the Fund may be contractually obligated to hold the related assets of the Fund even if it would otherwise be in the best interests of the Fund to sell them. In addition, the Adviser and its affiliates or other managed funds or accounts may also have or establish relationships with, and participate in Creditors’ Committees with respect to, obligors (through holding debt obligations issued by such obligors or otherwise) whose loans are held by the Fund, and such debt obligations may have interests different from or adverse to the loans held by the Fund.
No Voting Control
. The Fund’s debt investments will not give the Fund voting control over the equity of obligors. Accordingly, holders of the equity in portfolio investments may make decisions which do not serve the interests of the Fund as a debt investor.
Other Investment Risks
Limited Due Diligence
. Pursuant to its investment strategy, the Fund may acquire stakes in portfolio companies and acquire securities of issuers without direct discussions with the management of such companies or issuers.

Therefore, the due diligence information on which the Fund relies may be difficult to obtain, limited in scope or inaccurate. Further, the Fund may invest in portfolio companies and issuers operating in countries where market and financial information is limited. Formal business plans, financial projections and market analyses may not be available. Public information on such potential portfolio companies may be difficult to obtain or verify. As a result of the foregoing, there can be no assurance that the Fund will be able to detect or prevent potential or existing problems, such as irregular accounting, employee misconduct or other fraudulent practices, during the due diligence phase or during its efforts to monitor the portfolio investment on an ongoing basis. In the event of fraud by any portfolio company or any of its affiliates, the Fund may suffer a partial or total loss of capital invested in that company (and/or decrease in NAV).
Follow-On Investments
. The Fund may be called upon to provide follow up funding for its portfolio investments or have the opportunity to increase its investment therein. There can be no assurance that the Fund will wish to make follow-on investments or that the Fund will have sufficient funds to do so. Any decision by the Fund not to make follow on investments or its inability to make them may have a substantial negative impact on an issuer in need of such an investment, may diminish the Fund’s ability to influence such issuer’s future development or may have a substantial negative impact on such issuer.
Risks upon Disposition of Portfolio Investments
. In connection with the disposition of a portfolio investment in an issuer, the Fund may be required to make representations and warranties about the business and financial affairs of such issuer typical of those made in connection with the sale of any business or may be responsible for the contents of disclosure documents under applicable securities laws. The Fund may also be required to indemnify the purchasers of such portfolio investment or underwriters to the extent that any such representations and warranties or disclosure documents turn out to be incorrect, inaccurate or misleading. These arrangements may result in contingent liabilities, which might ultimately have to be funded by the investors.
Difficulty of Bringing Suit or Foreclosure
. The Fund may have exposure to companies and funds that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions, including emerging market countries. Because the effectiveness of the judicial systems in certain countries in which the Fund may invest varies, the Fund (or any issuer) may have difficulty in foreclosing or successfully pursuing claims in the courts of such countries, as compared to other countries. Further, to the extent that the Fund or an issuer may obtain a judgment but is required to seek its enforcement in the courts of one of these countries in which the Fund invests, there can be no assurance that such courts will enforce such judgment. The laws of other countries lack the sophistication and consistency found in the United States with respect to foreclosure, bankruptcy, corporate reorganization and creditors’ rights.
Non-U.S. Investments Risk
. The Fund’s strategy may involve investing, directly or indirectly, in companies whose principal executive offices or corporate headquarters are, at the time of initial investment, outside of the U.S. Investing in non-U.S. securities may involve substantially greater risks than investing in U.S. securities, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various foreign currencies in which the Fund’s non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency to another; (ii) differences between the U.S. and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non-U.S. securities markets; (iii) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements, and differences in government supervision and regulation; (iv) certain economic and political risks, including potential exchange control regulations, potential restrictions on foreign investments and repatriation of capital and the risks associated with political, economic or social instability, diplomatic developments, and the possibility of expropriation or confiscatory taxation; and (v) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities. While the Adviser will take these factors into consideration in making investment decisions for the Fund and intends to manage the Fund in a manner to minimize exposure to the foregoing risks, there can be no assurance that the Adviser will be able to evaluate the risks accurately or that adverse developments with respect to such risks will not adversely affect the value or realization (and/or NAV) of investments that are held in certain countries.

Emerging Markets Investments Risk
. The Fund may invest in non-U.S. securities of issuers in so-called “emerging markets” (or lesser developed countries, including countries that may be considered “frontier” markets). Such investments are particularly speculative and entail all of the risks of investing in non-U.S. securities but to a heightened degree. “Emerging market” countries generally include every nation in the world except developed countries, that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property.
Foreign investment in certain emerging market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.
Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely.
Many emerging markets have histories of political instability and abrupt changes in policies and these countries may lack the social, political and economic stability characteristic of more developed countries. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests. In such a dynamic environment, there can be no assurances that any or all of these capital markets will continue to present viable investment opportunities for the Fund.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost.
The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.
Foreign Currency Risk
. The Fund may have exposure to companies and funds that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions, including emerging market countries. Because the Fund may have exposure to securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Adviser may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.
Yield and Ratings Risk
. The yields on debt obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s, S&P and Fitch, which are described in Appendix A to the SAI, represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Fund, a rated security may cease to be rated. The Adviser will consider such an event in determining whether the Fund should continue to hold the security.
U.S. Debt Securities Risk
. U.S. debt securities generally involve lower levels of credit risk than other types of fixed income securities of similar maturities, although, as a result, the yields available from U.S. debt securities are generally lower than the yields available from such other securities. Like other fixed income securities, the values of U.S. debt securities change as interest rates fluctuate. Any downgrades by rating agencies could increase volatility in both stock and bond markets, result in higher interest rates and higher Treasury yields and increase borrowing costs generally. These events could have significant adverse effects on the economy generally and could result in significant adverse impacts on securities issuers and the Fund. The Adviser cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Fund’s portfolio.
Corporate Bonds Risk
. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. Certain risks associated with investments in corporate bonds are described elsewhere in this Prospectus in further detail. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments. Corporate bonds of below investment grade quality are subject to the risks described under “Below Investment Grade Securities Risk.”
Below Investment Grade Securities Risk
. The Fund may invest in securities that are rated, at the time of investment, below investment grade quality (rated Ba/BB or below, or judged to be of comparable quality by the Adviser), which are commonly referred to as “high yield” or “junk” bonds and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not perceived to be as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.
Lower grade securities, though often high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in the Fund, both in the short-term and the long-term.
The prices of fixed-income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low-grade issuers and thus have a more significant effect on the value of some lower grade securities. In addition, the current low-rate environment has expanded the historic universe of buyers of lower grade securities as traditional investment grade-oriented investors have been forced to accept more risk in order to maintain income. As rates rise, these recent entrants to the low-grade securities market may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.
The ratings of Moody’s, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund’s ability to achieve its investment objective will be more dependent on the Adviser’s credit analysis than would be the case when the Fund invests in rated securities.

The Fund may invest in securities rated in the lower rating categories (rated as low as D, or unrated but judged to be of comparable quality by the Adviser). For these securities, the risks associated with below investment grade instruments are more pronounced.
Other Registered Investment Companies Risk
. The Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. Under Section 12(d)(1) of the 1940 Act, unless an exemption is available, the Fund may not acquire the securities of other registered investment companies if, as a result: (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies; (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund; or (iii) more than 5% of the Fund’s total assets would be invested in any one registered investment company. Rule 12d1-4 under the 1940 Act provides an exemption, subject to certain conditions, to permit acquiring funds to invest in the securities of other registered investment companies in excess of the limits of Section 12(d)(1). As a result, certain registered funds and private funds may be more limited in their ability to invest in the Fund under Rule 12d1-4 than they otherwise would be. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including management fees. These expenses will be in addition to the direct expenses incurred by the Fund.
ETF Risk
. The risks of investment in an ETF typically reflect the risks of the types of instruments in which the ETF invests. If the Fund invests in ETFs, Shareholders will bear indirectly their proportionate share of the ETF’s fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an ETF could cause the Fund’s total operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the ETF. The trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. In addition, ETFs are susceptible to market trading risks (
i.e.
, the ETF faces market trading risks, including losses from trading in secondary markets and disruption in the creation/redemption process of the ETF).
Other Risks
Bank Failures
. Over the past couple of years, the financial markets have encountered volatility associated with concerns about the balance sheets of banks, especially small and regional banks who may have significant losses associated with investments that make it difficult to fund demands to withdraw deposits and other liquidity needs. Although the federal government announced measures to assist these banks and protect depositors, other banks may be materially and adversely impacted. The Fund’s business is dependent on bank relationships and the Adviser proactively monitors the financial health of such bank relationships. Continued strain on the banking system may adversely impact the Fund’s business, financial condition and results of operations.
Global Economic, Political and Market Conditions
. Social, political, economic and other conditions and events, such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest, create uncertainty and have significant impacts on issuers, industries, governments and other systems, including the financial markets, to which companies and their investments are exposed. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Recent examples include pandemic risks related to COVID-19 (notably, its significant negative impact on economic and market conditions and global supply chains, and the aggressive measures taken worldwide in response by governments and businesses) and geopolitical risks related to Russia’s invasion of Ukraine, the Israel-Hamas war, ongoing conflicts in the Middle East and other geopolitical tensions, hostilities and instability. Uncertainty can result in or coincide with, among other things: increased volatility in the financial markets for securities, derivatives, loans, credit and currency; a decrease in the reliability of market prices and difficulty in valuing assets (including portfolio company assets); greater fluctuations in spreads on debt investments and currency exchange rates; increased risk of default (by both government and private obligors and issuers); further social, economic, and political instability; nationalization of private enterprise; greater governmental involvement in the economy or in social factors that impact the economy; changes to governmental regulation and supervision of the loan, securities, derivatives and currency markets and market participants and decreased or revised monitoring of such markets by governments or self-regulatory
organizations and reduced enforcement of regulations; limitations on the activities of investors in such markets; controls or restrictions on foreign investment, capital controls and limitations on repatriation of invested capital; the significant loss of liquidity and the inability to purchase, sell and otherwise fund investments or settle transactions (including a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high rates of inflation, which can last many years and have substantial negative effects on credit and securities markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.
In addition, disruptions in the capital markets have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. The Fund could be subject to any of the following risks, any of which could have a material adverse effect on the Fund’s business, financial condition, liquidity, and results of operations:

•	Significant changes or volatility in the capital markets may also have a negative effect on the valuations of the Fund’s investments.

•	Significant changes in the capital markets may adversely affect the pace of the Fund’s investment activity and economic activity generally.

•
The illiquidity of the Fund’s investments may make it difficult for the Fund to sell such investments to access capital if required, and as a result, the Fund could realize significantly less than the value at which the Fund has recorded the Fund’s investments.

In addition, current market conditions may make it difficult to extend obtain indebtedness on favorable terms and any failure to do so could have a material adverse effect on the Fund’s business. The debt capital that will be available to the Fund in the future, if at all, may be at a higher cost and on less favorable terms and conditions than what the Fund would otherwise expect, including being at a higher cost in rising interest rate environments. If the Fund is unable to raise debt, then the Fund’s equity investors may not benefit from the potential for increased returns on equity resulting from leverage and the Fund may be limited in the Fund’s ability to make or fund commitments to the Fund’s portfolio companies and, in turn, could have a material adverse impact on the Fund’s business, operating results and financial condition.
Public Health Risks
. Certain countries have been susceptible to epidemics/pandemics, most recently COVID-19. The outbreak of such epidemics/pandemics, together with any resulting restrictions on travel or quarantines imposed, has had and will continue to have a negative impact on the economy and business activity globally (including in the regions in which the Fund will invest), and thereby may adversely affect the performance of the Fund’s investments. Furthermore, the rapid development of epidemics/pandemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, presents material uncertainty and risk with respect to the Fund and the performance of its investments.
Advancements in Artificial Intelligence and Machine Learning
. The ongoing evolution in artificial intelligence and machine learning technologies (hereinafter, “Machine Learning Technologies”), encompassing initiatives like OpenAI’s deployment of its ChatGPT application, may instigate risks that impact the Fund and the Portfolio Funds. Regardless of existing policies, there exists potential for the Adviser, the Fund’s portfolio companies and Portfolio Funds, and all associated affiliates, partners, members, shareholders, officers, directors, and employees to deploy Machine Learning Technologies in violation of such policies, knowingly or otherwise. The risk exposure for the Fund and the Portfolio Funds may be exacerbated if third-party service providers or any known or unknown counterparts also incorporate Machine Learning Technologies in their business operations.

The Fund cannot ensure absolute control over the development or maintenance of third-party products or the manner in which third-party services are rendered.
The utilization of Machine Learning Technologies may inadvertently involve the integration of confidential data, including sensitive non-public information, by either third parties in breach of non-disclosure agreements, or by employees of the Adviser or the related affiliates and partners in breach of the Fund’s policies. This may result in the confidential information becoming accessible within a dataset by other third-party Machine Learning Technology applications and users. For comprehensive details on risks related to information security, refer to “Cyber Security Risk.”
Machine Learning Technologies inherently depend on the aggregation and examination of vast quantities of data. However, due to practical limitations, it is infeasible to incorporate all pertinent data into the model that Machine Learning Technologies leverage for operation. Consequently, these models will inevitably harbor some degree of inaccuracy and error, potentially significant, or could be otherwise deficient or flawed, thereby compromising the effectiveness of Machine Learning Technologies. To the extent that the Adviser, the Fund and the Portfolio Funds are susceptible to the risks associated with Machine Learning Technologies, any inaccuracies or errors may precipitate adverse impacts.
Machine Learning Technologies and their applications, particularly within the private investment and financial sectors, continue to undergo rapid evolution. Therefore, it remains impossible to accurately foresee future risks that may emerge from such technological advancements.
Cyber Security Risk
. The Adviser, its service providers and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund and/or its investors, despite the efforts of the Adviser and its service providers and counterparties to adopt technologies, processes and practices intended to mitigate these risks and protect the security of their computer systems, software, networks and other technology assets, as well as the confidentiality, integrity and availability of information belonging to the entities comprising the Fund and their investors. For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems of the Adviser, its service providers, counterparties or data within these systems. Third parties may also attempt to fraudulently induce employees, customers, third-party service providers or other users of the Adviser’s systems to disclose sensitive information in order to gain access to the Adviser’s data. A successful penetration or circumvention of the security of the Adviser’s or its service providers’ or counterparties’ systems could result in the loss or theft of an investor’s data or funds, the inability to access electronic systems, loss or theft of proprietary information or corporate data, physical damage to a computer or network system or costs associated with system repairs. Such incidents could cause the entities comprising the Fund, the Adviser and/or their service providers or counterparties to incur regulatory penalties, reputational damage, additional compliance costs or financial loss. Similar types of operational and technology risks are also present for the investments made by the Fund and the companies in which the Fund directly or indirectly invests, which could have material adverse consequences for such investments and companies, and may cause the Fund’s investments to lose value.
Fund Structure
. Depending on economic, regulatory, tax, business and/or other developments (or the absence of such developments), the Adviser may determine to modify certain aspects of the Fund’s structure, subject to applicable law and any required approvals from the Board and Shareholders. There can be no assurance that economic, regulatory, tax, business and/or other developments will or will not result in a determination by the Adviser to modify the Fund’s structure. Prospective investors should consult with their own counsel and advisors regarding the impact of such potential re-structuring on an investment in the Fund.
Tax Considerations
. The Fund intends to elect to be treated as, and intends to qualify to be treated as, a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. If the Fund fails to qualify as a RIC it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distributions to Shareholders, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and the Shareholders. See “Material U.S. Federal Income Tax Considerations.”
Each of the aforementioned ongoing requirements for qualification of the Fund as a RIC requires that the Adviser obtain information from or about the underlying investments in which the Fund is invested. Portfolio Funds and Portfolio Fund Managers may not provide information sufficient to ensure that the Fund qualifies as a RIC under the Code. If the Fund does not receive sufficient information from Portfolio Funds or Portfolio Fund Managers, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income.
In order to meet the 90% Gross Income Test (as defined below in “Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a Regulated Investment Company”), the Fund may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund may be required to hold such investments through a subsidiary that is treated as a corporation for U.S. federal income tax purposes. In such a case, any income from such investments is generally not expected to adversely affect the Fund’s ability to meet the 90% Gross Income Test, although such income generally would be subject to U.S. corporate federal income tax (and possibly state and local taxes), which the Fund would indirectly bear through its ownership of such subsidiary. See “Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a Regulated Investment Company.”
If, before the end of any quarter of its taxable year, the Fund believes that it may fail the Diversification Tests (as defined below in “Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a Regulated Investment Company”), the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified assets, may be difficult to pursue because of the limited liquidity of the Fund’s investments. While relevant tax provisions afford a RIC a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a sale of an investment may limit the Fund’s use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the Diversification Tests or other RIC requirements, the Fund may fail to qualify as a RIC under the Code. If the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions to the Shareholders generally would be treated as corporate dividends. See “Material U.S. Federal Income Tax Considerations-Failure to Qualify as a Regulated Investment Company.” In addition, the Fund is required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from the Portfolio Funds or Portfolio Fund Managers. If the Fund does not receive sufficient information from the Portfolio Funds or Portfolio Fund Managers, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax). The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (
i.e.
, a return of capital).
In addition, the Fund may directly or indirectly invest in Portfolio Funds located outside the United States. Such Portfolio Funds may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund. Further, adverse United States tax consequences can be associated with certain foreign investments, including potential United States withholding taxes on foreign investment entities with respect to their United States investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign corporations” or “passive foreign investment companies.”

The Fund may retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to the 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirement (as defined below), in addition to the corporate income tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement. See “Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a Regulated Investment Company.”
Tax Laws Subject to Change
. It is possible that the current U.S. federal, state, local, or foreign income tax treatment accorded an investment in the Fund will be modified by legislative, administrative, or judicial action in the future. The nature of additional changes in U.S. federal or non-U.S. income tax law, if any, cannot be determined prior to enactment of any new tax legislation, administrative guidance or judicial interpretation. However, such changes could significantly alter the tax consequences and decrease the after tax rate of return of an investment in the Fund, including with retroactive effect. Potential investors therefore should seek, and must rely on, the advice of their tax advisors with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.
Withholding and Other Taxes
. The Fund intends to structure its investments in a manner that is intended to achieve its investment objective and, notwithstanding anything contained herein to the contrary, there can be no assurance that the structure of any investment will be tax efficient for any particular investor or that any particular tax result will be achieved. The returns in respect of the investments may be reduced by withholding or other taxes imposed by jurisdictions in which the investments are organized. In addition, tax reporting requirements may be imposed on investors under the laws of the jurisdictions in which investors are liable to taxation or in which the Fund makes investments. Prospective investors should consult their own professional tax advisors with respect to the tax consequences to them of an investment in the Fund under the laws of the jurisdiction in which they are liable to taxation.
Tax Information Exchange Regimes; FATCA Withholding Tax on Certain Non-U.S. Entities
. The United States, pursuant to the “Foreign Account Tax Compliance Act” or “FATCA,” has entered into numerous intergovernmental agreements with various jurisdictions concerning the exchange of information as a means to combat tax evasion. In addition, the Organization for Economic Co-operation and Development has published a global Common Reporting Standard for the exchange of information pursuant to which many countries have now signed multilateral agreements. One or more of these information exchange regimes are likely to apply to the Fund and may require the Fund to collect and share with applicable taxing authorities information concerning Shareholders (including identifying information and amounts of certain income allocable or distributable to them). A Shareholder’s failure to provide required information may result in expulsion from the investment structure or other potential remedies. In addition, FATCA generally imposes a withholding tax of 30% on a non-U.S. entity’s share of most payments attributable to investments in the United States, including dividends and interest, unless an exception applies. The Fund may be required to withhold such taxes from certain non-U.S. Shareholders, unless an exception applies.
Difficulty Paying Distributions
. The Fund may be required to recognize taxable income in circumstances in which it does not receive a corresponding payment in cash. For example, if Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (“OID”) (such as debt instruments with PIK, secondary market purchases of debt securities at a discount to par, interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), the Fund must include in income each year a portion of the OID that accrues over the life of the obligation, regardless of whether cash representing such income is received by it in the same taxable year.
The Fund anticipates that a portion of its income may constitute OID or other income required to be included in taxable income prior to receipt of cash. Further, the Fund may elect to amortize market discount with respect to debt securities acquired in the secondary market and include such amounts in its taxable income in the current year, instead of upon disposition, as an election not to do so would limit its ability to deduct interest expenses for tax purposes. Because any OID or other amounts accrued will be included in its investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to its Shareholders in order to satisfy annual distribution requirements, even if the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirements necessary to maintain RIC tax treatment under the Code. The Fund may have to sell some of its investments at times and/or at prices it would not consider advantageous, raise additional debt or equity capital, make a partial share distribution, or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, and chooses not to make a qualifying share distribution, it may fail to qualify for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax.
Incentive Fee
. The Incentive Fee payable by the Fund to the Adviser may create an incentive for the Adviser to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement.
Any Incentive Fee payable by the Fund that relates to an increase in value of the Fund’s investments may be computed and paid on gain or income that is unrealized, and the Adviser is not obligated to reimburse the Fund for any part of an Incentive Fee it previously received. If a Fund investment with an unrealized gain subsequently decreases in value, it is possible that such unrealized gain previously included in the calculation of an Incentive Fee will never become realized. Thus, the Fund could have paid an Incentive Fee on income or gain the Fund never received. See “Investment Advisory Agreement—Incentive Fee.”
The Incentive Fee is computed and paid on net profits that may include interest that has been accrued but not yet received in cash, such as market discount, debt instruments with PIK interest, preferred stock with PIK dividends and zero coupon securities, in addition to amounts related to unrealized capital appreciation. If there is a default on an investment by the obligor or such capital appreciation is not ultimately realized, it is possible that amounts previously used in the calculation of the Incentive Fee will become uncollectible, and the Adviser will have no obligation to refund any fees it received in respect of such accrued income. In addition, since in certain cases the Fund may recognize net profits before or without receiving cash representing such net profits and have a corresponding obligation to make an Incentive Fee payment, the Fund may have to sell some of its investments at times it would not consider advantageous, raise additional debt or equity capital or reduce new investments to meet its payment obligations.
Indemnification Obligations and Limited Liability of Directors and Adviser
. None of the Directors, the Adviser or any of their respective affiliates, principals, members, shareholders, partners, officers, directors, employees, agents and representatives (each an “Indemnified Person”) shall have any liability, responsibility or accountability in damages or otherwise to any Shareholder or the Fund for, and the Fund agrees, to the fullest extent permitted by law, to indemnify, pay, protect and hold harmless each Indemnified Person from and against, any and all liabilities, obligations, losses, damages, penalties, actions, judgments, suits, proceedings, costs, expenses and disbursements of any kind or nature whatsoever (including, without limitation, all reasonable costs and expenses of attorneys, defense, appeal and settlement of any and all suits, actions or proceedings instituted or threatened against the Indemnified Persons or the Fund) and all costs of investigation in connection therewith which may be imposed on, incurred by, or asserted against the Indemnified Persons or the Fund in any way relating to or arising out of, or alleged to relate to or arise out of, any action or inaction on the part of the Fund, on the part of the Indemnified Persons when acting on behalf of the Fund or otherwise in connection with the business or affairs of the Fund, or on the part of any agents when acting on behalf of the Fund (collectively, the “Indemnified Liabilities”); provided that the Fund shall not be liable to any Indemnified Person for any portion of any Indemnified Liabilities which results from such Indemnified Person’s willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of his, her or its duties or by reason of his, her or its reckless disregard of his, her or its obligations and duties. Notwithstanding the foregoing, no waiver or release of personal liability of any Indemnified Person will be effective to waive any liabilities of such Indemnified Persons under the U.S. federal securities laws to the extent any such waiver or release is void under Section 14 of the 1933 Act.

Regulatory Scrutiny and Reporting
.
The Fund and the Adviser may be subject to increased scrutiny by government regulators, investigators, auditors and law enforcement officials regarding the identities and sources of funds of investors. In that connection, in the future the Fund may become subject to additional obligations that may affect its investment program, the manner in which it operates and, reporting requirements regarding its investments and investors. Each Shareholder will be required to provide to the Fund such information as may be required to enable the Fund to comply with all applicable legal or regulatory requirements, and each Shareholder will be required to acknowledge and agree that the Fund may disclose such information to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file such reports with such authorities as may be required by applicable law or regulation.
Best-Efforts Offering Risk
. This offering is being made on a reasonable best efforts basis, whereby the Distributor is only required to use its reasonable best efforts to offer the Shares and neither it nor any selling agent has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and a Shareholder could lose some or all of the value of his, her or its investment in the Shares. The Distributor is not an affiliate of the Fund or the Adviser.

Effects of Leverage [Text Block]
The following table is designed to illustrate the effect of leverage on the total return of Shares, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 10% of the Fund’s assets after such issuance and the Fund’s currently projected annual interest rate of 6.75%. The table does not reflect any offering costs of Shares.

Assumed Return on Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding Return to Shareholder	-11.7%	-6.2%	-0.7%	4.8%	10.3%
Corresponding Return to Shareholder is composed of two elements: the dividends on Shares paid by the Fund (the amount of which is largely determined by the Fund’s net investment income after paying the cost of leverage) and gains or losses on the value of the securities the Fund owns.

Effects of Leverage [Table Text Block]

Assumed Return on Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding Return to Shareholder	-11.7%	-6.2%	-0.7%	4.8%	10.3%

Return at Minus Ten [Percent]	(11.70%)
Return at Minus Five [Percent]	(6.20%)
Return at Zero [Percent]	(0.70%)
Return at Plus Five [Percent]	4.80%
Return at Plus Ten [Percent]	10.30%
Effects of Leverage, Purpose [Text Block]	The following table is designed to illustrate the effect of leverage on the total return of Shares, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 10% of the Fund’s assets after such issuance and the Fund’s currently projected annual interest rate of 6.75%. The table does not reflect any offering costs of Shares.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF SHARES
The Fund relies on the Multi-Class Exemptive Order to offer more than one class of Shares and to, among other things, impose asset-based distribution fees and early withdrawal fees. The Fund currently offers four separate classes of Shares, designated as Class S, Class D, Class I and Class M Shares. Each class of Shares is subject to certain different fees and expenses. The Fund may offer additional classes of Shares in the future. An investment in any Share class of the Fund represents an investment in the same assets of the Fund; however, the minimum investment amounts, sales loads, if applicable, and ongoing fees and expenses for each Share class are expected to be different. The estimated fees and expenses for each class of Shares are set forth in “Summary of Fees and Expenses”, and additional information is set forth in “Purchasing Shares”.

Shares of each class of the Fund will represent an equal pro rata interest in the Fund and, generally, have identical voting, distribution, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class will have a different designation; (b) each class will bear any class-specific expenses; and (c) each class will have separate voting rights on any matter submitted to Shareholders in which the interests of one class differ from the interests of any other class, and shall have exclusive voting rights on any matter submitted to Shareholders that relates solely to that class.
Any additional offerings of classes of Shares will require approval by the Board. Any additional offering of classes of Shares will also be subject to the requirements of the 1940 Act, which provides that such Shares may not be issued at a price below the then-current NAV, exclusive of any sales load, except in connection with an offering to existing holders of Shares or with the consent of a majority of the Fund’s shareholders.

Outstanding Securities [Table Text Block]
The following table shows the amounts of Shares that have been authorized and outstanding as of April 1, 2025:

Share Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding
Class I Shares	Unlimited	0	39,370,828.88

General Risks of Investing in the Fund
General Description of Registrant [Abstract]
Risk [Text Block]
General Risks of Investing in the Fund
General Investment Risks
. There can be no assurance that the investments held by the Fund will be profitable, that there will be proceeds from such investments available for distribution to Shareholders, or that the Fund will achieve its investment objective. An investment in the Fund is speculative and involves a high degree of risk. Fund performance may be volatile and a Shareholder could incur a total or substantial loss of its investment. There can be no assurance that projected or targeted returns for the Fund will be achieved.
Management Risk
. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because Fund Investments are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. The Fund’s allocation of Fund Investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.
Dependence on Adams Street, the Adviser and Key Personnel
. Investors will be dependent on Adams Street, the Adviser or their affiliates for the management of the Fund as well as for high-quality deal flow. Investors will have no right to participate in the management of the entities in which they directly or indirectly invest. Investment professionals and employees of Adams Street, the Adviser or their affiliates will devote a portion of their time to properly carry out the Fund’s strategy. Other investment activities and managed entities of Adams Street and its affiliates are likely to require such investment professionals and employees to devote substantial amounts of their time to matters unrelated to the Fund. There can be no assurance that Adams Street, the Adviser or their affiliates will be able to maintain their professional networks, including their relationships with underlying sponsors of investment opportunities.
Adams Street, the Adviser or their affiliates have long-term relationships with a significant number of private markets sponsors, issuers and their respective senior management. Adams Street also has relationships with numerous investors, including institutional investors and their senior management. The existence and development of these relationships may influence whether the Adviser undertakes a particular portfolio investment on behalf of the Fund and, if so, the form and level of such portfolio investment. Similarly, the Adviser may take the existence and development of such relationships into consideration in its management of the Fund and its portfolio investments. Without limiting the generality of the foregoing, there may, for example, be certain strategies involving the management or realization of particular portfolio investments that the Adviser will not employ, or actions the Adviser will not take, on behalf of the Fund in light of these relationships.
The Adviser establishes internal investment portfolio construction criteria, targets, limits and guidelines (“Investment Guidelines”) for each of its mandates, which are proprietary, not disclosed, and in certain circumstances are expected to be more restrictive or limiting than those disclosed in offering materials. Such Investment Guidelines are subject to change at the Adviser’s discretion, based on the Adviser’s view of the market, investment opportunities and expected future changes. Such Investment Guidelines are permitted to limit the timing, amount or type of investments made by the Fund and there can be no guarantee that such Investment Guidelines will result in better performance than a portfolio not subject to such Investment Guidelines.
The Fund will compete for investments with third parties, including other financial managers, investment funds, pension funds, corporations, endowments and foundations, wealthy individuals and family offices, among many others. The Fund competes for limited capacity in such investments. There can be no assurance that the Adviser will be able to locate and complete attractive investments or that the investments which are ultimately made under the Fund will satisfy all of the Fund’s objectives.
Closed-End Fund Structure; Liquidity Limited to Periodic Repurchases of Shares
. The Fund is designed primarily for long-term investors. An investment in the Fund, unlike an investment in a traditional listed closed-end fund,

should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open-end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares are not redeemable at a Shareholder’s option. Unlike stocks of listed closed-end funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Fund Investments are illiquid and typically cannot be transferred or redeemed for a substantial period of time. The Shares are designed for long-term investors, and the Fund should not be treated as a trading vehicle.
Repurchase of Shares Risk
. Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their NAV and the Adviser intends to recommend that, in normal market circumstances, the Board conduct offers to repurchase up to 5% of the Shares outstanding (either by number of Shares or aggregate NAV) on a quarterly basis, Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that a Shareholder tenders due to the illiquidity of the Fund investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. In addition, substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.
There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.
There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s NAV may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases. See “Repurchase of Shares.”
Offers for repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Additionally, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders.
Payment In-Kind For Repurchased Shares
. The Fund generally expects to distribute to the holder of Shares that are repurchased cash in satisfaction of such repurchase. See “Repurchase of Shares.” However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from a Portfolio Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Restrictions on Transfers
. Transfers of Shares may be made only with the consent of the Fund, which may be withheld in the Fund’s sole discretion and is expected to be granted, if at all, only under extenuating circumstances. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Fund that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.
Non-Diversified Status
. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.
Valuation Risk
. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.
A substantial portion of the Fund Investments do not have readily available market quotations. Accordingly, substantially all of the Fund’s portfolio investments are valued at fair value as determined in good faith by the Adviser, as valuation designee, in accordance with the Adviser’s valuation policies and procedures and subject to the oversight of the Board. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated, and may differ materially from the values that would have resulted if a liquid market for such investments had existed.
The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. In light of the fact that a substantial portion of the Fund’s assets consist of Fund Investments for which no public market exists, there can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes to cure a violation thereof.
In valuing the investments in Portfolio Funds held by the Fund, the Portfolio Fund Managers will attempt to accrue for future tax liabilities. However, the managers of Portfolio Funds typically do not provide any information about actual or potential future tax liabilities relating to the assets that they own. Accordingly, NAV may overestimate or underestimate the actual tax costs that will ultimately be incurred by the Fund and its investors.
The Fund’s NAV is a critical component in several operational matters, including computation of the Management Fee, the Incentive Fee and the Distribution and Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund. The Fund accepts purchases of Shares as of the first business day of each month. The number of Shares a Shareholder will receive will be based on the Fund’s most recent NAV, which will be calculated for the last business day of the preceding month (
i.e.
, one business day prior to date on which the Fund will accept purchases). For more information regarding the Fund’s subscription process, see “Purchasing Shares.”
The Adviser generally expects to receive information regarding the Fund Investments on which it will base the Fund’s NAV only as of each calendar quarter end and on a significant delay. The Adviser generally does not expect to receive updated information intra quarter for such investments. As a result, the Fund’s NAV for periods other than calendar quarter end will likely be based on information from the prior quarter. The Fund may need to liquidate certain investments, including Fund Investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining Shareholders to the benefit of Shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage Shareholders whose Shares were accepted for repurchase to the benefit of remaining Shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing Shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing Shareholders to the benefit of subscribing investors. For more information regarding the Fund’s calculation of its NAV, see “Net Asset Valuation.”
Borrowing
. The Fund’s investment strategy may involve borrowing money, including for purposes of cash management needs and bridging bridge the financing of Fund investments pending the acceptance of funds from investor subscriptions. Borrowing will directly impact (positively or negatively) the returns of an investment in the Fund and increase the risks associated with an investment in the Fund. Elevated levels of borrowing relative to NAV for an extended period of time may increase the volatility of the Fund’s performance. The Fund cannot assure Shareholders that the use of leverage, if employed, will benefit the common shares. Any leveraging strategy the Fund employs may not be successful.
Leverage involves risks and special considerations for Shareholders, including:

•	the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to Shareholders;

•	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and

•	leverage may increase operating costs, which may reduce total return.
Any decline in the NAV of the Fund’s investments will be borne entirely by Shareholders. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in NAV to Shareholders than if the Fund were not leveraged.
While the Fund may from time to time consider reducing any outstanding leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurance that the Fund will actually reduce any outstanding leverage in the future or that any reduction, if undertaken, will benefit Shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce any outstanding leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in any outstanding leverage may reduce the income and/or total returns to Shareholders relative to the circumstance where the Fund had not reduced any of its outstanding leverage.
In addition to the foregoing, the use of leverage treated as indebtedness of the Fund for U.S. federal income tax purposes may reduce the amount of Fund dividends that are otherwise eligible for the dividends received deduction in the hands of corporate Shareholders.
Amount or Frequency of Distribution
. The amount of distributions that the Fund may pay is uncertain. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board, and otherwise in a manner to comply with Subchapter M of the Code. See “Distributions.” Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

Risk Factors Relating to Private Equity Investing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk Factors Relating to Private Equity Investing
General
Competition for Access to Private Equity Investment Opportunities
. There can be no assurance that the Adviser will be able to secure interests on behalf of the Fund in all of the investment opportunities that it identifies for the Fund, or that the size of the interests available to the Fund will be as large as the Adviser would desire. Moreover, as a registered investment company, the Fund will be required to make certain public disclosures and regulatory filings regarding its operations, financial status, portfolio holdings, etc. While these filings are designed to enhance investor protections, Portfolio Fund Managers and certain private companies may view such filings as contrary to their business interests and deny access to the Fund; but may permit other, non-registered funds or accounts, managed by the Adviser or its affiliates, to invest. As a result, the Fund may not be invested in certain Direct Investments or Portfolio Funds that are held by other unregistered funds or accounts managed by the Adviser or its affiliates, even though those investments would be consistent with the Fund’s investment objective.
In addition, certain provisions of the 1940 Act prohibit the Fund from engaging in transactions with the Adviser and its affiliates; however; unregistered funds also managed by the Adviser are not prohibited from the same transactions. The 1940 Act also imposes significant limits on co-investments with affiliates of the Fund. The Fund, the Adviser and other related entities have been granted the Co-Investment Exemptive Order. The Co-Investment Exemptive Order contains certain conditions that limit or restrict the Fund’s ability to participate in such investment opportunities. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment.
Risks of Private Equity Strategies
Growth Equity and Venture Capital Strategies
. Growth equity and venture capital strategies involve investments in emerging and new private companies that have limited, and sometimes no, operating history, are attempting to develop or commercialize unproven technologies or to implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of risk that can result in substantial losses, which risks generally are greater than the risks of investing in public or private companies that may be at a later stage of development.
Companies financed by growth equity and venture capital may have shorter operating histories on which to judge future performance and, if operating, may have negative cash flow. In the case of start-up enterprises, these companies may not have significant or any operating revenues, may have a lower capitalization and fewer resources (including cash) and be more vulnerable to failure, which could result in the loss of the entire investment. In addition, these companies may operate at a loss or with substantial variations in operating results from time to time, and many will need substantial additional capital to support additional research and development activities or expansion, to achieve or maintain a competitive position and/or to expand or develop management resources. The growth of these companies may require significant time and effort, resulting in a longer investment horizon than can be expected with lower risk investment alternatives.
The directors and officers of companies financed by growth equity and venture capital may lack any meaningful managerial experience, particularly of cash-flow management and budgeting. Additionally, such companies may face strong competition or need substantial additional capital to support or to achieve a competitive position. The availability of capital is often generally a function of capital market conditions that are beyond the Adviser’s or the Fund’s control or the control of the Portfolio Funds, sponsors or portfolio companies. There can be no assurance that any portfolio company will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from any source. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments.
Buyout Risks
. Buyout transactions may result in new enterprises that are subject to extreme volatility, require time for maturity and may require additional capital. In addition, they frequently rely on borrowing significant amounts of capital, which can increase profit potential but at the same time increase the risk of loss. Leveraged companies may be subject to restrictive financial and operating covenants. The leverage may impair the ability of these companies to finance their future operations and capital needs. Also, their flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money was not used. Although these investments may offer the opportunity for significant gains, such buyout investments involve a high degree of risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may not be as leveraged.
Special Situations Risks
. Special situations strategies invest in companies that may be in transition, out of favor, financially leveraged, stressed or distressed, or potentially troubled and may be or have recently been involved in major strategic actions, workouts and restructurings, bankruptcies, reorganizations, liquidations or other catalytic changes or similar transactions. These companies may be experiencing, or are expected to experience, financial difficulties that may never be able to overcome. Securities of these companies are likely to be particularly risky investments although they also may offer the potential for correspondingly high returns. Such companies’ securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such companies. Transactions involving these companies could be unsuccessful, take considerable time to complete or result in a distribution of cash or a new security the value of which will be less than the purchase price of the original security or financial instrument in respect of which such distribution is received. Such investments also could, in certain circumstances, subject a Portfolio Fund or the Fund to certain additional potential liabilities. Numerous other risks also arise in the workout and bankruptcy contexts. In addition, there is no minimum credit standard that is a prerequisite to an investment in any instrument and a significant portion of the obligations and preferred stock acquired in special situations investments may be rated below investment grade or unrated.
Primary and Secondary Investment Risks
Portfolio Fund Risks
. The Fund’s investments in Portfolio Funds are subject to a number of risks. Portfolio Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Although the Adviser seeks to receive detailed information from each Portfolio Fund regarding its business strategy and any performance history, in most cases the Adviser will have little or no means of independently verifying this information. In addition, Portfolio Funds may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Portfolio Funds and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Portfolio Funds. Then as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Portfolio Fund’s investments are successful.
Portfolio Fund interests are ordinarily valued based upon valuations provided by the Portfolio Fund Managers, which may be received on a delayed basis. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Fund Managers. A Portfolio Fund Manager may face a conflict of interest in valuing such securities because their values may have an impact on the Portfolio Fund Manager’s compensation. The Adviser reviews and performs due diligence on the valuation procedures used by each Portfolio Fund Manager and monitor the returns provided by the Portfolio Funds. However, neither the Adviser nor the Board is able to confirm the accuracy of valuations provided by Portfolio Fund Managers. Inaccurate valuations provided by Portfolio Funds could materially adversely affect the value of Shares.
The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Portfolio Funds. Such fees and performance-based compensation are in addition to the Management Fee. In addition, performance-based fees charged by Portfolio Fund Managers may create incentives for the Portfolio Fund Managers to make risky investments, and may be payable by the Fund to a Portfolio Fund Manager based on a Portfolio Fund’s positive returns even if the Fund’s overall returns are negative. A Shareholder will indirectly bear a proportionate share of the fees and expenses of the Portfolio Funds, in addition to its proportionate share of the expenses of the Fund. Thus, a Shareholder may be subject to higher operating expenses than if the Shareholder invested in the Portfolio Funds directly. In addition, because of the deduction of the fees payable by the Fund to the Adviser and other expenses payable directly by the Fund from amounts distributed to the Fund by the Portfolio Funds, the returns to a Shareholder will be lower than the returns to a direct investor in the Portfolio Funds. Fees and expenses of the Fund and the Portfolio Funds generally are paid regardless of whether the Fund or Portfolio Funds produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Portfolio Funds.
There is a risk that the Fund may be precluded from acquiring an interest in certain Portfolio Funds due to regulatory implications under the 1940 or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Portfolio Funds. The Adviser also may refrain from including a Portfolio Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund if such an investment was made. Rule 18f-4 under the 1940 Act, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to a Portfolio Fund or as part of a Direct Investment. Under Rule 18f-4, the Fund may enter into an unfunded commitment agreement that is not a derivatives transaction, such as a capital commitment to a Portfolio Fund, if the Fund reasonably believes, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Portfolio Funds or Direct Investments than other clients of the Adviser.
If the Fund fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Portfolio Funds or otherwise impair the value of the Fund’s investments.

The governing documents of a Portfolio Fund generally are expected to include provisions that would enable the GP, the manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Portfolio Fund prior to the end of its stated term. Early termination of a Portfolio Fund in which the Fund is invested may result in the Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.
Although the Fund will be an investor in a Portfolio Fund, Shareholders will not themselves be equity holders of that Portfolio Fund and will not be entitled to enforce any rights directly against the Portfolio Fund or the Portfolio Fund Manager or assert claims directly against any Portfolio Funds, the Portfolio Fund Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Portfolio Funds that may be available to the Fund as an investor in the Portfolio Funds. In addition, Portfolio Funds generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Portfolio Funds, does not have the benefit of the protections afforded by the 1940 Act. Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Portfolio Funds managed by such Portfolio Fund Managers, does not have the benefit of certain of the protections afforded by the Advisers Act.
Commitments to Portfolio Funds generally are not immediately invested. Instead, committed amounts are drawn down by Portfolio Funds and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Portfolio Fund’s drawdowns. During this period, investments made early in a Portfolio Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Portfolio Funds do not draw down 100% of committed capital, and historic trends and practices can inform the Adviser as to when it can expect to no longer need to fund capital calls for a particular Portfolio Fund. Accordingly, the Adviser may make investments and commitments based, in part, on anticipated future capital calls and distributions from Portfolio Funds. This may result in the Fund making commitments to Portfolio Funds in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (
i.e.
, to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to a Portfolio Fund will increase. The Fund maintains cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Adviser’s judgment, to satisfy capital calls from Portfolio Funds.
Reliance on Underlying Managers; Non-Controlling Investments
. The Fund will depend on the managers of the Portfolio Funds in which it invests. The Fund generally will be a limited partner or other passive investor in the Portfolio Funds and, notwithstanding the Adviser’s obtaining advisory board positions, will be without an ability to participate in their management and control. The Adviser will not have control over the timing of capital calls or distributions received from the Portfolio Funds or over investment decisions made by such funds. As a result, the return of the Fund (and/or NAV) will primarily depend on the performance of unrelated investment managers and management teams.
Risks Associated with Fund Investments
. The portfolio companies of the Portfolio Funds may involve significant business and financial risk. Certain of the Portfolio Funds may make direct venture capital and growth equity investments, in each case in companies that are in an early stage of development, have little or no operating history, are operating at a loss, or need significant additional capital to support their operations.
In certain cases, the Portfolio Funds will be newly or recently formed entities with no significant operating history upon which to evaluate their likely performance or the likely effectiveness of their Fund. An investment in the Fund or its underlying investments is therefore subject to all of the risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of an investment (and/or NAV) could decline substantially.

The Portfolio Funds may invest in buyouts, which involve significant financial leverage and are therefore sensitive to declines in revenues and to increases in interest rates and expenses.
Lack of Operating History
. In certain cases, the Portfolio Funds will be newly or recently formed entities with no significant operating history upon which to evaluate their likely performance or the likely effectiveness of their investment strategy. An investment in the Fund or its underlying investments is therefore subject to all of the risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of an investment (and/or NAV) could decline substantially.
Contingent Liabilities Associated with Private Investment Fund Interests Acquired in Secondary Transactions
. In cases where the Fund acquires an interest in a Portfolio Fund in a secondary transaction, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the relevant Portfolio Fund and, subsequently, that Portfolio Fund recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return monies equivalent to such distributions to such Portfolio Fund. While the Fund may, in some circumstances, make a claim against the seller for any such monies so paid to such Portfolio Fund, there can be no assurances that the Fund would prevail on such claim.
Pooled Investments in Secondary Investments
. In certain cases, the Adviser expects to have the opportunity to acquire on behalf of the Fund a portfolio of investment funds from a seller on an “all or nothing” basis. Certain of the investment funds in the portfolio may be less attractive than others, and certain of the sponsors of such investment funds may be more familiar to Adams Street than others or may be more experienced or highly regarded than others. In addition, the Adviser will likely have the opportunity to participate on behalf of the Fund in “linked secondaries” (
e.g.
, a secondary market purchase of an existing fund interest and corresponding commitment to a new fund in formation, typically sponsored by the same investment manager). In certain instances, the purchase of the interest in the new fund may be less attractive than the secondary market purchase of an existing fund interest. In such cases, it may not be possible for the Adviser to exclude from such purchases those investments which the Adviser considers (for commercial, tax, legal, or other reasons) less attractive. With respect to linked secondaries relating to secondary transactions in which the Fund and other managed entities of Adams Street, the Adviser or their affiliates participate, the Fund may be allocated a greater or lesser proportional share of commitments to new funds in formation than their proportional share of the secondary transaction. Moreover, in certain circumstances, agreements with counterparties regarding allocations of purchase price among secondary portfolio interests and/or deferred purchase price payment mechanics may be more or less advantageous to the Fund than other participating managed entities of Adams Street, the Adviser or their affiliates. Additionally, the Fund may invest in secondary transactions without regard to geography as the Adviser believes that other factors such as “J-curve” mitigation or pricing of such secondary transaction are more favorable than secondary transactions available in a particular geographic region or in lieu of not investing in secondary transactions due to limited available secondary transactions in the geography that meet the Adviser’s expected return for such investment.
Continuation Funds and GP-led Restructuring Risks
. The Fund may participate in one or a number of investments into “continuation funds” or “GP-led transactions” that may involve the sale or transfer of a single underlying company or a portfolio of assets to a newly formed vehicle managed by the same sponsor at a valuation determined by the secondary investors. The Fund may choose to participate in one such investment as a lead investor that may result in the Fund holding the majority of the interests in such a vehicle. In the event that a single underlying portfolio company performs poorly, all returns may be adversely affected. While the Fund may be given the opportunity to negotiate and make bids for such processes, the Fund may not necessarily achieve the best legal or economic terms due to the competitive nature of these processes.
Furthermore, given the global scope of the Adviser’s investment strategy and the large number of investments Adams Street has made over the years, subject to applicable law, it is possible for the Fund to pursue opportunities to participate in these GP-led transactions where another fund or account managed or advised by

Adams Street, the Adviser or their affiliates is an existing investor (directly or indirectly) in the applicable portfolio investment (any such fund or account managed or advised by Adams Street, the Adviser or their affiliates, an “Existing Adams Street Investor”). While transactions of this nature do not necessarily involve a direct transaction between the Fund and Existing Adams Street Investors, they can give rise to potential conflicts of interest, including, without limitation, Existing Adams Street Investors participating on different terms and timing than the Fund with respect to such transaction, Existing Adams Street Investors being in opposition to the Fund with respect to such transaction, Existing Adams Street Investors benefiting from the Fund’s participation in such transaction, the Adviser making different elections to “sell,” “roll” or otherwise participate in such transaction with respect to the Fund and one or more Existing Adams Street Investors, etc. Furthermore, while mitigating factors to such conflicts of interest may be present with respect to such transaction (
e.g.
, Existing Adams Street Investors elect to “roll over” on the same terms as their existing investment, Existing Adams Street Investors own less than 10% of the applicable portfolio investment, advisory committee approval is obtained, and other similar mitigating factors), this will not always be the case for each transaction. In all situations, the Adviser will determine whether to participate in GP-led transactions based on the facts and circumstances that it determines to be appropriate for the Fund at such time, regardless of whether there are any Existing Adams Street Investors or any other Adams Street-managed funds participating in such transaction.
Direct Investment Risks
Reliance on Managers of Portfolio Companies; Non-Controlling Investments.
The investment structure of the Fund will depend on the management teams of the portfolio companies in which it invests. Under this investment structure, the Fund generally will be a minority equity investor in portfolio companies and, notwithstanding certain board or contractual management rights, generally will not control such companies. As a result, the returns under this investment structure (and/or NAV) will primarily depend on the performance of unrelated investment managers and management teams and we may not be able to control or effectively influence the business or affairs of such entities. Such portfolio companies may have economic or business interests or goals that are inconsistent with those of the Fund, and the Fund may not be in a position to influence those interests or goals or otherwise protect the value of the Fund’s investments in such entities (and/or NAV), although as a condition of making such investments, it is expected that appropriate shareholder rights generally will be sought to protect the Fund’s interest in the investments.
Risks Associated with Portfolio Companies
. The portfolio companies in which the Fund invests will likely involve significant business and financial risk and may include making investments in companies that are in an early stage of development, have little or no operating history, are operating at a loss, or need significant additional capital to support their operations.
Additionally, under the Fund’s strategy, the Fund may be requested to provide follow-on funding for portfolio companies or increase the Fund’s investment in such portfolio company (each a “follow-on investment”). There can be no assurance that the Fund will be in a position to make a follow-on investment. Any decision by the Adviser not to make a follow-on investment or the strategies’ inability to make a follow-on investment may have a significant impact on a portfolio company or may diminish the Fund’s control or ownership of such portfolio company.
Guarantees
. The Fund also may involve guaranteeing the indebtedness of any portfolio company. Consequently, if a portfolio company’s cash flow is insufficient to cover its debt obligations, the Fund may be called upon to fund all or a portion of a portfolio company’s debt obligations to satisfy such guarantees. This may reduce the amount of capital the Fund has available for other purposes and could adversely affect returns to investors.
Co-Investment Risks
Reliance on Managers of Lead Equity Sponsors; Non-Controlling Investments
. The Fund will depend on unaffiliated third-party managers of the lead equity sponsors with which the Fund is co-investing. Under this investment structure, the Fund generally will be a limited partner or other passive investor in a fund managed by a third-party manager and, notwithstanding the Adviser’s obtaining advisory board positions, will be without an ability to participate in their management and control. The Adviser will not have control over the timing of capital calls or distributions received from such investments. As a result, the returns of the Fund (and/or NAV) will primarily depend on the performance of unrelated investment managers and management teams. In many instances, the Fund will co-invest in a portfolio company with financial, strategic or other third-party investors through partnerships, joint ventures or other entities. Such investments will involve additional risks not present in investments where a third-party co-investor is not involved, including the possibility that a third-party co-investor may have economic or business interests or objectives that are inconsistent with those of the Fund or may be in a position to take (or block) action in a manner contrary to the Fund’s interests or objectives.
In addition, the Fund may, in certain circumstances, be liable for actions of its third-party co-investors. In certain cases, the vehicles into which the Fund invests will be newly or recently formed entities with no significant operating history upon which to evaluate their likely performance or the likely effectiveness of their investment strategy. An investment in the Fund or its underlying investments is therefore subject to all of the risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of an investment (and/or NAV) could decline substantially.
Risk Factors Relating to Private Credit Investing
Investment Environment
. Many factors affect the appeal and availability of portfolio investments in companies and the securities that are the focus of the Fund. The activities of the Fund and its portfolio investments could be materially adversely affected by the instability in the U.S. or global financial markets, or changes in market, economic, political or regulatory conditions, as well as by numerous other factors outside the control of Adams Street, the Adviser or their affiliates. Interest rates and general levels of economic activity may affect the value and number of portfolio investments made by the Fund (and/or NAV) or considered for prospective portfolio investment. In addition, recent and current disruptions in the global debt markets have affected the price of, as well as the ability to make, certain types of portfolio investments, and there can be no assurance that these disruptions will not continue or worsen in the future. Such recent and current disruptions may have a direct or indirect negative effect on a wide range of issuers and may increase the likelihood that such issuers will be unable to make principal and interest payments on, or refinance, outstanding debt when due. Moreover, the risk that such disruptions will affect an issuer’s ability to pay its debts and obligations when due is enhanced if such issuer in turn provides credit to third parties or otherwise participates in the credit markets. In the event of such defaults, the Fund could lose both invested capital in, and anticipated profits from, any affected portfolio investments.
Senior Secured Loans Risk
. When the Fund acquires a senior secured loan to a company, it generally will take a security interest in the available assets of the company, which should mitigate the risk that the Fund will not be repaid. However, there is a risk that the collateral securing the Fund’s loans may decrease in value (and/or affect NAV) over time, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based on the success of the business and market conditions, including as a result of the inability of the company to raise additional capital. In some circumstances, the Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in a company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan (and/or NAV).
Consequently, the fact that a loan is secured does not guarantee that the Fund will receive principal and interest payments according to the loan’s terms, or at all, or that the Fund will be able to collect on the loan should it be forced to pursue its available remedies.
Mezzanine Investments
. Mezzanine investments involve a high degree of risk with no certainty of any return of capital. Although mezzanine securities are typically senior to common stock and other equity securities in the capital structure, they may be either contractually or structurally subordinated to large amounts of senior debt and are usually unsecured.
Portfolio investments in highly leveraged issuers are intrinsically more sensitive to declines in issuer revenues and to increases in issuer expenses. Issuers may face intense competition, changing business and economic conditions or other developments that may adversely affect their performance. Moreover, rising interest rates may increase an issuer’s interest expense. There can be no assurance that an issuer will generate sufficient cash to service its obligations. Further, a debt security or obligation bearing payment in kind (“PIK”) interest generally will have a higher risk of non-payment of interest since there may be no cash payments of interest from the issuer prior to maturity or refinancing. In addition, many of the remedies available to mezzanine holders are available only after satisfaction of claims of senior creditors. Therefore, in the event that an issuer does not generate adequate cash flow to service its debt obligations, the Fund may suffer a partial or total loss of invested capital in connection with a mezzanine investment.
Middle Market Companies
. Loans to middle market companies may carry more inherent risks than loans to larger, publicly traded entities. For example, there is generally no publicly available information about privately owned middle market companies and some obligors may not meet net income, cash flow and other coverage tests that may be imposed by certain lenders. Further, middle market companies that are obligors of below investment-grade loans may be highly leveraged. These companies generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete and may be unable to obtain financing from public capital markets or from traditional sources, such as commercial banks. Accordingly, loans made to middle market companies may involve higher risks than loans made to larger companies that have greater financial resources or are otherwise able to access traditional credit sources. Middle market companies typically have narrower product lines and smaller market shares than large companies. Therefore, they tend to be more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These businesses may also experience substantial variations in operating results. The success of a middle market company may also depend on the management talents and efforts of one or two persons or a small group of persons. The death, disability or resignation of one or more of these persons could have a material adverse impact on the obligor.
Nature of Middle Market Senior Loans
. Middle market senior loans generally will be unrated or if rated will have ratings or implied or imputed ratings below investment grade. The lower rating of such loans reflects a greater possibility that adverse changes in the financial condition of the borrower or in general economic conditions (including, for example, a substantial period of rising interest rates or declining earnings) or both may impair the ability of the borrower to make payment of principal and interest. The market for lower-rated and comparable non-rated debt instruments and securities is thinner, often less liquid and less active than that for higher-rated and comparable non-rated debt instruments and securities, which can adversely affect the prices at which such debt instruments and securities can be sold and may even make it impracticable to sell such debt instruments and securities. In addition to the foregoing, such loans may become nonperforming for a variety of reasons. A nonperforming loan may require substantial work-out negotiations or restructuring that may entail, among other things, a substantial reduction in the interest rate and/or a substantial write-down of principal or accrued interest due on the loan as well as substantial legal and other fees and expenses.
Senior Loans
. Senior loans typically hold the most senior position in the capital structure of the issuing entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. The Fund’s investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuer. The risks associated with senior loans are similar to the risks of below investment grade fixed income securities, although senior loans are typically senior and secured in contrast to other below investment grade fixed income securities, which are often subordinated and unsecured. Senior loans’ higher standing has historically resulted in generally higher recoveries in the event of a corporate reorganization. In addition, because their interest payments are typically adjusted for changes in short-term interest rates, investments in senior loans generally have less interest rate risk than other below investment grade fixed income securities, which may have fixed interest rates.
There is less readily available, reliable information about most senior loans than is the case for many other types of securities. In addition, there is no minimum rating or other independent evaluation of a borrower or its securities limiting the Fund’s investments, and the Adviser relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. As a result, the Fund is particularly dependent on the analytical ability of the Adviser.
The Fund may invest in senior loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund’s NAV and income distributions. An economic downturn generally leads to a higher non-payment rate and a senior loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value.
No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and may make it difficult to value senior loans. Adverse market conditions may impair the liquidity of some actively traded senior loans, meaning that the Fund may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Illiquid investments are also difficult to value.
Although the senior loans in which the Fund may invest generally will be secured by specific collateral, there can be no assurances that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan. If the terms of a senior loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the senior loans. To the extent that a senior loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized senior loans involve a greater risk of loss. Some senior loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of senior loans.
Senior loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of senior loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of senior loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Adviser, do not represent fair value. If the Fund attempts to sell a senior loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the senior loan may be adversely affected.
The Fund may acquire senior loan assignments or participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.
The Fund’s investments in senior loans may be subject to lender liability risk. Lender liability refers to a variety of legal theories generally founded on the premise that a lender has violated a duty of good faith, commercial reasonableness and fair dealing or a similar duty owed to the borrower, or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability. In addition, under common law principles that in some cases form the basis for lender liability claims, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors.
Subordinated Debt Investments
. The Fund may make investments or, as a result of existing investments, may hold investments, whether through unitranches or otherwise, in subordinated debt that would be unsecured and rank behind the issuer’s secured indebtedness. While such subordinated debt investments may benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of the investments and may benefit from cross-default provisions, some or all of such terms may not be part of particular investments. Moreover, the ability of the Fund to influence an issuer’s affairs, especially during periods of financial distress or following insolvency, is likely to be substantially less than that of senior creditors. For example, under typical subordination terms, secured creditors are able to block the acceleration of the debt or the exercise by debt holders of other rights or remedies they may have as creditors for a period of time. Accordingly, the Fund may not be able to take steps to protect its investments in a timely manner or at all. In addition, the unsecured debt in which the Fund may invest may not be protected by financial covenants or limitations upon additional indebtedness, could have limited liquidity and may not be rated by a crediting rating agency. Further, upon any distribution to an issuer’s creditors in a bankruptcy, liquidation or reorganization or similar proceeding, the holders of such issuer’s senior and/or secured indebtedness (to the extent of the collateral securing such obligation) will be entitled to be paid in full before any payment may be made with respect to the Fund’s subordinated debt investments. In the event of a bankruptcy, liquidation or reorganization or similar proceeding relating to an issuer, the Fund would participate with all other holders of such issuer’s indebtedness in the assets remaining after the issuer has paid all of its senior and/or secured indebtedness (to the extent of the collateral securing such obligation). An issuer may not have sufficient funds to pay all of its creditors, and the Fund may receive nothing or less, ratably, than the holders of senior and/or secured indebtedness of such issuer or the holders of indebtedness that is not subordinated. As a result of the foregoing, the market for lower-rated and comparable non-rated securities is thinner, often less liquid and less active than that for higher-rated or comparable non-rated securities, which can adversely affect the prices at which these securities can be sold and may even make it difficult to sell such securities. As such, the timing of cash distributions to investors in this respect may be uncertain and unpredictable.
Unsecured Loans, Collateral Impairment, Guarantees
. In the event of a default by an issuer, the Fund might not receive payments to which it is entitled and thereby could experience a decline in the value of its investments in the issuer (and/or NAV). If the Fund invests in debt or debt-linked securities that are not secured by collateral, in the event of such default the Fund will have only an unsecured claim against the issuer. In the case of debt that is secured by collateral, the value of the collateral may actually be equal to or less than the value of such debt or may decline below the outstanding amount of such debt subsequent to the Fund’s portfolio investment (and/or affect NAV). The ability of the Fund to have access to the collateral may be limited by bankruptcy and other insolvency laws, and there may be a monetary, as well as a time, cost involved in collecting on defaulted debt instruments and, if applicable, taking possession of and subsequently liquidating various types of collateral. The liquidation proceeds upon the sale of such assets may not satisfy the entire outstanding balance of principal and interest on such foreclosed loans, resulting in a loss to the Fund. In addition, no assurances can be made that borrowers or third parties will not assert claims in connection with foreclosing proceedings or otherwise, or that such claims will not interfere with the enforcement of the Fund’s rights. As a result, the Fund might not receive full payment on a secured debt investment to which it is entitled and thereby may experience a decline in the value of, or a loss on, the portfolio investment (and/or NAV).
In addition, certain debt instruments may be supported, in whole or in part, by personal guarantees made by the borrower or a relative, or guarantees made by a corporation or other entity affiliated with the borrower. The amount realizable with respect to a debt instrument may be detrimentally affected if a guarantor fails to meet its obligations under the guarantee.
Investments in Convertible Debt
. The Fund may invest in convertible debt securities to the extent that the Adviser believes such portfolio investments offer potential for capital appreciation. There is no minimum credit standard that is a prerequisite to the Fund’s portfolio investment in any security, and most debt securities and preferred equity that offer potential for capital appreciation are likely to be non-investment grade.
Distressed Loans
. The Fund may invest in, or hold as a result of restructuring, conversion or market events, debt which is nonperforming or other troubled assets which involve a degree of financial risk and are experiencing or expected to experience financial difficulties which may not be overcome, including portfolio investment in entities which are insolvent or in serious financial difficulty. Distressed securities may result in significant returns to the Fund, but also involve a substantial degree of risk. It frequently is difficult to obtain information as to the true condition of entities experiencing significant financial or business difficulties, which increases the risk of portfolio investments in such issuers. Such portfolio investments also may be adversely affected by laws relating to, among other things, fraudulent conveyances, voidable preferences, lender liability and the bankruptcy court’s discretionary power to disallow, subordinate or disenfranchise particular claims. The market prices of such instruments are also subject to abrupt and erratic market movements and above average price volatility and the spread between the bid and asked prices of such instruments may be greater than normally expected. The Fund may lose all or a substantial part of its portfolio investment in such distressed companies or may be required to accept cash or securities in lieu of its portfolio investment with a market value of less than the initial portfolio investment.
The Fund may hold debt of issuers which may be undergoing restructuring or require additional capital and management. Such debt is subject to various risks, including fluctuations in value and lack of market liquidity. The Fund may incur additional expense if it is required to seek recovery upon a default or participate in the restructuring of a portfolio investment. The Fund may have voting rights in respect of a restructuring but may not be able to exercise sufficient votes to determine the outcome of a vote. The Fund may acquire illiquid assets (in particular, equity) following a restructuring.
Nature of Loan Priority and Security
. The Fund’s assets will include loans that are secured by a fixed or floating lien on some or substantially all of a borrower’s assets. Although secured loans are generally senior in priority, there are many factors that may impact the security, placement and priority of secured loans in the overall capital structure of the borrower.
Unsecured creditors may, in certain cases, have priority over the claims of secured creditors. Additionally, investments in secured loans may be unperfected for a variety of reasons, including the failure to make required filings or renew required filings prior to expiration thereof and, as a result, the Fund may not have priority over other creditors as anticipated. To the extent that the Fund’s debt investments are only secured by specific assets, the Fund’s claim will not have priority over the claims of unsecured creditors on the borrower’s other assets. Furthermore, in the event of non-payment of interest or principal of a loan, or other default resulting in an exercise of lender rights, there is no guarantee that the collateral can be readily liquidated or that the liquidation of such collateral would satisfy all of the borrower’s obligations under the loan documents.
The Fund may not always hold all or even a majority of a secured credit facility. Loan documentation typically requires a majority consent or, in certain cases, unanimous approval for certain actions in respect of the loans, including waivers, amendments or the exercise of remedies. Further, in a bankruptcy, voting to accept or reject the terms of a restructuring of a credit pursuant to a chapter 11 plan of reorganization is done on a class basis. As a result of the voting systems in place both before and during a bankruptcy, the Fund may not have the ability to control decisions in respect of certain amendment, waiver, consent, asset sales, investments, sale-leasebacks, debt incurrence, prepayments, imposition of new liens and/or lien releases, designation of restricted or unrestricted subsidiaries, exercise of remedies, subordination of payment and/or lien priority, restructuring or reorganization of debts owed to the Fund.
Many secured credit loan documents contain accordion and other provisions allowing the borrower to increase borrowing capacity under such credit facilities and/or incur additional debt outside of such credit facilities, which could dilute the value of the collateral securing such borrowing and increase the risk that some or all of the Fund’s loans would be undersecured. The loan documents may also allow the borrower to encumber certain assets within the collateral package, and/or to sell or otherwise transfer assets outside of the collateral package (and cause the release of liens thereon), which could result in a reduction of enterprise value of the borrower and/or increase the risk that the Fund’s loans would be undersecured.
In certain cases, the borrower and a majority of lenders (or other requisite subset of lenders) may also agree to amend the loan documents to permit certain actions that may be adverse to the interests of the Fund, in each case, without the Fund’s consent. These actions may include, without limitation, (i) the sale or other transfer of material assets outside of the collateral package securing the Fund’s loans, (ii) the release of liens on such material assets, (iii) the release of guarantors, and/or designation of previously restricted subsidiaries as unrestricted subsidiaries, (iv) an increase to debt incurrence capacity, (v) the incurrence of superpriority debt, or (vi) the subordination of payment and/or lien priority of any existing loans, including the Fund’s loans. Furthermore, in the event of a filing by an issuer under Chapter 11 of the U.S. Bankruptcy Code, the borrower is authorized to obtain additional financing by granting creditors a superpriority lien on its assets, senior even to liens that were first in priority prior to the filing, as long as the borrower provides “adequate protection” (as determined by the presiding bankruptcy judge) that may consist of the grant of replacement or additional liens or the making of cash payments to the affected secured creditor (the actions described in this risk factor, together with other similar actions, collectively, the “Specified Actions”). The transfer of material assets outside of the collateral package, incurrence of additional indebtedness, subordination of payment and/or lien priority on the Fund’s collateral, both before or in a bankruptcy, and certain other Specified Actions would adversely affect the priority of the liens and/or claims held by the Fund and could adversely affect the Fund’s recovery on its debt investments. In other cases, the Fund and/or its affiliates may lead and/or participate in the subset of lenders taking one or more Specified Actions, which may adversely affect the priority of liens and claims held by the non-participating lenders or claimholders, adversely affect the recovery of their investments, or otherwise have a material adverse effect on their interests or claims.
Loan documents may vary on the permissibility, requirements, and/or treatment of one or more Specified Actions. There is no guarantee that all parties to any set of loan documents will interpret terms and provisions governing permissibility, requirements, and/or treatment of any Specified Actions in the same way. Therefore, in addition to the general risk of third-party litigation, the Fund may be subject to litigation in connection with its participation in Specified Actions and, conversely, may elect to participate in litigation challenging the validity of one or more Specified Actions. There is no guarantee that a court, arbiter or any other third-party of competent jurisdiction will take a position favoring the interests of the Fund in upholding or invalidating, in whole or in part, one or more Specified Actions. Such proceedings may continue without resolution for long periods of time and the outcome thereof may materially adversely affect the value of the Fund. Further, any such litigation may consume substantial amounts of the Adviser’s time and attention, and that time and allocation of resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation.
Revolving Credit Facilities
. The Fund may acquire revolving credit facilities from time to time. Under a revolving credit facility, there is a risk that the Fund may not have sufficient liquidity to fund all or a portion of the amounts due. While the Fund may have a subscription line in place to bridge the gap in time between a borrower’s draw request under a revolving credit facility and the time at which the Fund may accept funds from investor subscriptions, there is no guarantee that the Fund will be able to obtain such a subscription line. As a result, there can be no assurance that the Fund will be able to meet its funding obligations under a revolving credit facility and that such failure will not have an adverse effect on the Fund. Furthermore, there can be no assurance that a borrower will fully draw down on its available line of credit under a revolving credit line and, as a result, the Fund’s returns could be adversely affected.
Equity Investments
. The Fund may make certain equity or equity-like investments including, but not limited to, equity investments made alongside a related debt investment and equity held as a result of a restructuring. “Equity-like” investments are investments that will establish rights to the equity interests of portfolio companies or otherwise have economic characteristics similar to equity securities, such as such as convertible debt or bonds, warrants, certain derivatives or other equity related-interests. Equity investments that are otherwise structured as credit for tax or regulatory reasons but are expected to have equity-like returns are not considered “Private Credit Investments.” The value of these securities (and/or NAV) generally will vary with the performance of the issuer and movements in the equity markets. As a result, the Fund may suffer losses if it invests in the equity of issuers whose performance diverges from the Adviser’s expectations or if the equity markets generally move in a single direction and the Fund has not hedged against such a general move. In addition, investments in equity may give rise to additional taxes and/or risks, and the Fund may hold these investments through entities treated as corporations for U.S. federal income tax purposes or other taxable structures which may reduce the return from such investments. There are special risks associated with investing in preferred equity securities, including:

•
preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes before the Fund receives such distributions;

•	preferred securities are subordinated to debt in terms of priority to income and liquidation payments, and therefore will be subject to greater credit risk than debt;

•	preferred securities may be substantially less liquid than many other securities, such as common stock or U.S. government securities; and

•	generally, preferred security holders have no voting rights with respect to the issuing company, subject to limited exceptions.
Conflicts of interest may arise in connection with the structure of such investments, and such investments and/or structures may disproportionately impact certain investors.
Collateralized Loan Obligation Investments
. The Fund may invest a portion of its assets in securities backed by, or representing interests in, certain underlying instruments, in particular collateralized loan obligations (“CLOs”), which are subject to credit, liquidity, correlation and interest rate risks. The securities purchased pursuant to the Fund’s strategy may be in subordinated, unrated and/or equity tranches of the CLO. Such securities are subject to a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions, or both, may impair the ability of the related issuer or obligor to make payments of principal or interest. Such investments may be speculative.
Subordinated tranches in CLOs are subject to the prior payment of more senior obligations and may rank behind some or all creditors. Further, in the event of default under any debt securities issued by the CLO, holders of junior interests in such CLO may have limited or no rights to determine the applicable remedies. Interests of the holders of the senior tranches of a CLO may diverge from the interests of the holders of the subordinated tranches, including the Fund. To the extent that any elimination, deferral or reduction of payments on debt securities occurs, such elimination will be borne first by the first loss interests and then on debt securities in the reverse order of seniority. To the extent that a default occurs with respect to any collateral and such collateral is sold or otherwise disposed of, it is likely that the proceeds of such sale or other disposition will be less than the unpaid principal and interest on such collateral. Investments in such subordinated interests may be susceptible to losses of up to 100%.
Holders of CLO securities must rely solely on distributions from the CLO collateral or proceeds thereof for payment in respect thereof. If distributions on the CLO collateral are insufficient to make payments on the CLO securities, no other assets will be available for payment of the deficiency and, following realization of the CLO securities, the obligations of such issuer to pay such deficiency generally will be extinguished.
Credit Support
. The Fund may be required to make contingent funding capital commitments to issuers (or any subsidiaries thereof) and provide credit support for such obligations. Such credit support may take the form of a guarantee, a letter of credit or other forms of promise to provide funding. Such credit support may result in fees, expenses and interest costs to the Fund, which could adversely affect the results and NAV of the Fund.
Additional Capital for Bankruptcies and Workouts
. Certain of the Fund’s portfolio investments may require additional capital in connection with a bankruptcy or workout. There can be no assurance that Adams Street, the Adviser or their affiliates will be able to predict accurately how much capital may need to be reserved by the Fund for participation in any such bankruptcy or workout. If more capital is reserved than is necessary, then the Fund may receive a lower allocation of other portfolio investment opportunities. If less capital is reserved than is necessary, then the Fund may not be able to fully protect or enhance its existing portfolio investment in the company undergoing a bankruptcy or workout.
Bank Loans and Participations
. The Fund’s portfolio may include portfolio investments in bank loans and participations. These obligations are subject to unique risks, including (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) so-called lender liability claims by the issuer of the obligations, (iii) environmental liabilities that may arise with respect to collateral securing the obligations and (iv) limitations on the ability of the Fund to enforce directly its rights with respect to participations. Successful claims by third parties arising from these and other risks, absent certain conduct by the Adviser and its affiliates and certain other individuals, will be borne by the Fund. In addition, the settlement process for the purchase of bank loans can take significant time.
If the Fund purchases a participation, the Fund will not have established any direct contractual relationship with the issuer. The Fund will be required to rely on the lender or the participant that sold the participation not only for the enforcement of the Fund’s rights against the issuer but also for the receipt and processing of payments due to the Fund under the participation. The Fund will thus be subject to the credit risk of both the issuer and the selling lender or participant. Because it may be necessary to assert through the selling lender or participant such rights as may exist against the issuer, in the event the issuer fails to pay principal and interest when due, such assertion of rights against the issuer may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund could enforce its rights against the issuer directly.
Lender Liability and Equitable Subordination
. A number of judicial decisions have upheld judgments of obligors against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing or a similar duty owed to the obligor or has assumed an excessive degree of control over the obligor resulting in the creation of a fiduciary duty owed to the obligor or its other creditors or equity-holders. Because of the nature of the Fund’s assets, the Fund may be subject to claims of lender liability.
In addition, under certain legal principles that in some cases form the basis for lender liability claims, if a lender, bondholder or other creditor (i) intentionally takes an action that results in the undercapitalization of an obligor to the detriment of other creditors of such obligor, (ii) engages in other inequitable conduct to the detriment of such other creditors, (iii) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (iv) uses its influence as an equity-holder to dominate or control an obligor to the detriment of other creditors of such obligor, a court may elect to subordinate the claim of the offending lender, bondholder or other creditor to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.” The Fund’s assets may be subject to claims of equitable subordination.
Since the Fund and/or affiliates of, or persons related to, the Adviser may hold equity or other interests in obligors of the Fund’s assets, the Fund could be exposed to claims for equitable subordination, lender liability or both based on such equity or other holdings.
Credit Risk and Interest Rate Risk
. Debt instruments are subject to general market and credit and interest rate risks. Credit risk refers to the likelihood that an obligor will default on the payment of principal, interest or other amounts owed on an instrument. Financial strength and solvency of an obligor are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or other assets expected to be the source of repayment or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument, and debt instruments that are rated by rating agencies are subject to downgrade at a later date.
Interest rate risk refers to the risks associated with market changes in interest rates. Interest rate change may affect the value of a debt instrument (and/or NAV) indirectly (especially in the case of fixed rate obligations) or directly (especially in the case of instruments whose rates are adjustable). In general, rising interest rates will negatively affect the price of a fixed rate debt instrument and falling interest rates will have a positive effect on the price of a fixed rate debt instrument.
Adjustable rate instruments also react to interest rate change in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.
The Fund may, but will not be obligated to, use derivative transactions to reduce its exposure to interest rate fluctuations. A hedge position may not be effective in eliminating all of the risks inherent in any particular position. A hedge may also limit the Fund’s ability to capture gains that it would otherwise attain. The Fund may be exposed to the credit risk of the relevant counterparty in a hedging transaction.
Counterparty, Settlement and Local Intermediary Risk
. From time to time, certain securities markets have experienced operational clearance and settlement problems that have resulted in failed trades. These problems could cause the Fund to miss attractive portfolio investment opportunities or result in the Fund’s liability to third parties by virtue of an inability to perform the Fund’s contractual obligation to deliver securities. In addition, delays and inefficiencies of the local postal, transport and banking systems could result in the loss of portfolio investment opportunities and the loss of funds (including dividends). To the extent that the Fund invests in securities, swaps, derivatives or other over-the-counter transactions, in certain circumstances, the Fund may take a credit risk with regard to parties with whom it trades and may also bear the risk of transfer, clearance or settlement default. Transactions entered into directly between two counterparties may expose the parties to the risk of counterparty defaults. Such risks may be exacerbated with respect to foreign securities or transactions with foreign counterparties. Certain of the Fund’s transactions may be undertaken through local brokers, banks or other organizations in the countries in which the Fund makes portfolio investments, and the Fund will be subject to the risk of default, insolvency or fraud of such organizations. The collection, transfer and deposit of bearer securities and cash expose the Fund to a variety of risks, including theft, loss and destruction. Finally, the Fund will be dependent upon the general soundness of the banking systems of countries in which portfolio investments will be made.

Evaluating Credit Risk
. Credit ratings of debt obligations or obligors represent the rating agencies’ opinions or estimates regarding their credit quality and are not a guarantee of quality. In addition, rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Therefore, such credit ratings may not fully reflect the true risks of an investment. Also, rating agencies may fail to make timely changes to their credit ratings in response to subsequent events, meaning an obligor’s current financial condition may be better or worse than a rating indicates.
Prepayment
. The Fund may purchase loans for which the underlying issuers are not subject to any prepayment penalties, even if an issuer determines to prepay the obligation early during the term of the debt investment. Prepayments on loans may be caused by a variety of factors which are often difficult to predict. If the debt investments that the Fund is invested in are prepaid without any prepayment penalties, loans purchased at a price greater than par may experience a capital loss and the Fund’s ability to achieve its investment objective may be affected.
Refinancing Loans
. A significant portion of the Fund’s assets will consist of loans for which most or all of the principal is due at maturity. The ability of the obligor under such loans to make such a large payment upon maturity typically depends upon its ability to refinance the loan prior to maturity. The ability of an obligor to consummate a refinancing will be affected by many factors, including the availability of financing at acceptable rates to such obligor, the financial condition of such obligor, the marketability of the collateral (if any) securing such loan, the operating history of the obligor and related business, tax laws and prevailing general economic conditions. Additionally, middle market obligors generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete and may be unable to obtain financing from public capital markets or from more traditional sources, such as commercial banks. Consequently, such obligor may not have the ability to repay the loan at maturity and, unless it is able to refinance such loan, it could default in payment at maturity, which could result in losses to the Fund (including a decrease in NAV) and, indirectly, to the investors.
Participation on Creditors’ Committees
. Representatives of the Adviser or its affiliates may serve on Creditors’ Committees to negotiate with the management of financially troubled companies that may or may not be in bankruptcy. Adams Street, the Adviser or their affiliates, on behalf of the Fund and other clients, may also seek to negotiate directly with debtors with respect to restructuring issues. Even if Adams Street, the Adviser or their affiliates joins a Creditors’ Committee, there can be no assurance that Adams Street, the Adviser or their affiliates would be successful in obtaining results favorable to the Fund or such other clients in such proceedings, and the Fund may incur significant legal fees and/or other expenses in attempting to do so, as Creditors’ Committees generally consist of many participants, each of which attempts to obtain an outcome that is in its individual best interests. As a result of the Adviser’s service on such Creditors’ Committees, the Fund may be deemed to have duties to other creditors represented by the Creditors’ Committees, which might thereby expose the Fund to liability to such other creditors who disagree with the Adviser’s actions. Furthermore, by the Adviser participating on Creditors’ Committees, the Fund may be contractually obligated to hold the related assets of the Fund even if it would otherwise be in the best interests of the Fund to sell them. In addition, the Adviser and its affiliates or other managed funds or accounts may also have or establish relationships with, and participate in Creditors’ Committees with respect to, obligors (through holding debt obligations issued by such obligors or otherwise) whose loans are held by the Fund, and such debt obligations may have interests different from or adverse to the loans held by the Fund.
No Voting Control
. The Fund’s debt investments will not give the Fund voting control over the equity of obligors. Accordingly, holders of the equity in portfolio investments may make decisions which do not serve the interests of the Fund as a debt investor.

Other Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Investment Risks
Limited Due Diligence
. Pursuant to its investment strategy, the Fund may acquire stakes in portfolio companies and acquire securities of issuers without direct discussions with the management of such companies or issuers.

Therefore, the due diligence information on which the Fund relies may be difficult to obtain, limited in scope or inaccurate. Further, the Fund may invest in portfolio companies and issuers operating in countries where market and financial information is limited. Formal business plans, financial projections and market analyses may not be available. Public information on such potential portfolio companies may be difficult to obtain or verify. As a result of the foregoing, there can be no assurance that the Fund will be able to detect or prevent potential or existing problems, such as irregular accounting, employee misconduct or other fraudulent practices, during the due diligence phase or during its efforts to monitor the portfolio investment on an ongoing basis. In the event of fraud by any portfolio company or any of its affiliates, the Fund may suffer a partial or total loss of capital invested in that company (and/or decrease in NAV).
Follow-On Investments
. The Fund may be called upon to provide follow up funding for its portfolio investments or have the opportunity to increase its investment therein. There can be no assurance that the Fund will wish to make follow-on investments or that the Fund will have sufficient funds to do so. Any decision by the Fund not to make follow on investments or its inability to make them may have a substantial negative impact on an issuer in need of such an investment, may diminish the Fund’s ability to influence such issuer’s future development or may have a substantial negative impact on such issuer.
Risks upon Disposition of Portfolio Investments
. In connection with the disposition of a portfolio investment in an issuer, the Fund may be required to make representations and warranties about the business and financial affairs of such issuer typical of those made in connection with the sale of any business or may be responsible for the contents of disclosure documents under applicable securities laws. The Fund may also be required to indemnify the purchasers of such portfolio investment or underwriters to the extent that any such representations and warranties or disclosure documents turn out to be incorrect, inaccurate or misleading. These arrangements may result in contingent liabilities, which might ultimately have to be funded by the investors.
Difficulty of Bringing Suit or Foreclosure
. The Fund may have exposure to companies and funds that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions, including emerging market countries. Because the effectiveness of the judicial systems in certain countries in which the Fund may invest varies, the Fund (or any issuer) may have difficulty in foreclosing or successfully pursuing claims in the courts of such countries, as compared to other countries. Further, to the extent that the Fund or an issuer may obtain a judgment but is required to seek its enforcement in the courts of one of these countries in which the Fund invests, there can be no assurance that such courts will enforce such judgment. The laws of other countries lack the sophistication and consistency found in the United States with respect to foreclosure, bankruptcy, corporate reorganization and creditors’ rights.
Non-U.S. Investments Risk
. The Fund’s strategy may involve investing, directly or indirectly, in companies whose principal executive offices or corporate headquarters are, at the time of initial investment, outside of the U.S. Investing in non-U.S. securities may involve substantially greater risks than investing in U.S. securities, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various foreign currencies in which the Fund’s non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency to another; (ii) differences between the U.S. and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non-U.S. securities markets; (iii) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements, and differences in government supervision and regulation; (iv) certain economic and political risks, including potential exchange control regulations, potential restrictions on foreign investments and repatriation of capital and the risks associated with political, economic or social instability, diplomatic developments, and the possibility of expropriation or confiscatory taxation; and (v) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities. While the Adviser will take these factors into consideration in making investment decisions for the Fund and intends to manage the Fund in a manner to minimize exposure to the foregoing risks, there can be no assurance that the Adviser will be able to evaluate the risks accurately or that adverse developments with respect to such risks will not adversely affect the value or realization (and/or NAV) of investments that are held in certain countries.

Emerging Markets Investments Risk
. The Fund may invest in non-U.S. securities of issuers in so-called “emerging markets” (or lesser developed countries, including countries that may be considered “frontier” markets). Such investments are particularly speculative and entail all of the risks of investing in non-U.S. securities but to a heightened degree. “Emerging market” countries generally include every nation in the world except developed countries, that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property.
Foreign investment in certain emerging market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.
Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely.
Many emerging markets have histories of political instability and abrupt changes in policies and these countries may lack the social, political and economic stability characteristic of more developed countries. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests. In such a dynamic environment, there can be no assurances that any or all of these capital markets will continue to present viable investment opportunities for the Fund.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost.
The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.
Foreign Currency Risk
. The Fund may have exposure to companies and funds that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions, including emerging market countries. Because the Fund may have exposure to securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Adviser may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.
Yield and Ratings Risk
. The yields on debt obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s, S&P and Fitch, which are described in Appendix A to the SAI, represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Fund, a rated security may cease to be rated. The Adviser will consider such an event in determining whether the Fund should continue to hold the security.
U.S. Debt Securities Risk
. U.S. debt securities generally involve lower levels of credit risk than other types of fixed income securities of similar maturities, although, as a result, the yields available from U.S. debt securities are generally lower than the yields available from such other securities. Like other fixed income securities, the values of U.S. debt securities change as interest rates fluctuate. Any downgrades by rating agencies could increase volatility in both stock and bond markets, result in higher interest rates and higher Treasury yields and increase borrowing costs generally. These events could have significant adverse effects on the economy generally and could result in significant adverse impacts on securities issuers and the Fund. The Adviser cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Fund’s portfolio.
Corporate Bonds Risk
. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. Certain risks associated with investments in corporate bonds are described elsewhere in this Prospectus in further detail. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments. Corporate bonds of below investment grade quality are subject to the risks described under “Below Investment Grade Securities Risk.”
Below Investment Grade Securities Risk
. The Fund may invest in securities that are rated, at the time of investment, below investment grade quality (rated Ba/BB or below, or judged to be of comparable quality by the Adviser), which are commonly referred to as “high yield” or “junk” bonds and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not perceived to be as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.
Lower grade securities, though often high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in the Fund, both in the short-term and the long-term.
The prices of fixed-income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low-grade issuers and thus have a more significant effect on the value of some lower grade securities. In addition, the current low-rate environment has expanded the historic universe of buyers of lower grade securities as traditional investment grade-oriented investors have been forced to accept more risk in order to maintain income. As rates rise, these recent entrants to the low-grade securities market may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.
The ratings of Moody’s, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund’s ability to achieve its investment objective will be more dependent on the Adviser’s credit analysis than would be the case when the Fund invests in rated securities.

The Fund may invest in securities rated in the lower rating categories (rated as low as D, or unrated but judged to be of comparable quality by the Adviser). For these securities, the risks associated with below investment grade instruments are more pronounced.
Other Registered Investment Companies Risk
. The Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. Under Section 12(d)(1) of the 1940 Act, unless an exemption is available, the Fund may not acquire the securities of other registered investment companies if, as a result: (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies; (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund; or (iii) more than 5% of the Fund’s total assets would be invested in any one registered investment company. Rule 12d1-4 under the 1940 Act provides an exemption, subject to certain conditions, to permit acquiring funds to invest in the securities of other registered investment companies in excess of the limits of Section 12(d)(1). As a result, certain registered funds and private funds may be more limited in their ability to invest in the Fund under Rule 12d1-4 than they otherwise would be. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including management fees. These expenses will be in addition to the direct expenses incurred by the Fund.
ETF Risk
. The risks of investment in an ETF typically reflect the risks of the types of instruments in which the ETF invests. If the Fund invests in ETFs, Shareholders will bear indirectly their proportionate share of the ETF’s fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an ETF could cause the Fund’s total operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the ETF. The trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. In addition, ETFs are susceptible to market trading risks (
i.e.
, the ETF faces market trading risks, including losses from trading in secondary markets and disruption in the creation/redemption process of the ETF).

Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Risks
Bank Failures
. Over the past couple of years, the financial markets have encountered volatility associated with concerns about the balance sheets of banks, especially small and regional banks who may have significant losses associated with investments that make it difficult to fund demands to withdraw deposits and other liquidity needs. Although the federal government announced measures to assist these banks and protect depositors, other banks may be materially and adversely impacted. The Fund’s business is dependent on bank relationships and the Adviser proactively monitors the financial health of such bank relationships. Continued strain on the banking system may adversely impact the Fund’s business, financial condition and results of operations.
Global Economic, Political and Market Conditions
. Social, political, economic and other conditions and events, such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest, create uncertainty and have significant impacts on issuers, industries, governments and other systems, including the financial markets, to which companies and their investments are exposed. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Recent examples include pandemic risks related to COVID-19 (notably, its significant negative impact on economic and market conditions and global supply chains, and the aggressive measures taken worldwide in response by governments and businesses) and geopolitical risks related to Russia’s invasion of Ukraine, the Israel-Hamas war, ongoing conflicts in the Middle East and other geopolitical tensions, hostilities and instability. Uncertainty can result in or coincide with, among other things: increased volatility in the financial markets for securities, derivatives, loans, credit and currency; a decrease in the reliability of market prices and difficulty in valuing assets (including portfolio company assets); greater fluctuations in spreads on debt investments and currency exchange rates; increased risk of default (by both government and private obligors and issuers); further social, economic, and political instability; nationalization of private enterprise; greater governmental involvement in the economy or in social factors that impact the economy; changes to governmental regulation and supervision of the loan, securities, derivatives and currency markets and market participants and decreased or revised monitoring of such markets by governments or self-regulatory
organizations and reduced enforcement of regulations; limitations on the activities of investors in such markets; controls or restrictions on foreign investment, capital controls and limitations on repatriation of invested capital; the significant loss of liquidity and the inability to purchase, sell and otherwise fund investments or settle transactions (including a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high rates of inflation, which can last many years and have substantial negative effects on credit and securities markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.
In addition, disruptions in the capital markets have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. The Fund could be subject to any of the following risks, any of which could have a material adverse effect on the Fund’s business, financial condition, liquidity, and results of operations:

•	Significant changes or volatility in the capital markets may also have a negative effect on the valuations of the Fund’s investments.

•	Significant changes in the capital markets may adversely affect the pace of the Fund’s investment activity and economic activity generally.

•
The illiquidity of the Fund’s investments may make it difficult for the Fund to sell such investments to access capital if required, and as a result, the Fund could realize significantly less than the value at which the Fund has recorded the Fund’s investments.

In addition, current market conditions may make it difficult to extend obtain indebtedness on favorable terms and any failure to do so could have a material adverse effect on the Fund’s business. The debt capital that will be available to the Fund in the future, if at all, may be at a higher cost and on less favorable terms and conditions than what the Fund would otherwise expect, including being at a higher cost in rising interest rate environments. If the Fund is unable to raise debt, then the Fund’s equity investors may not benefit from the potential for increased returns on equity resulting from leverage and the Fund may be limited in the Fund’s ability to make or fund commitments to the Fund’s portfolio companies and, in turn, could have a material adverse impact on the Fund’s business, operating results and financial condition.
Public Health Risks
. Certain countries have been susceptible to epidemics/pandemics, most recently COVID-19. The outbreak of such epidemics/pandemics, together with any resulting restrictions on travel or quarantines imposed, has had and will continue to have a negative impact on the economy and business activity globally (including in the regions in which the Fund will invest), and thereby may adversely affect the performance of the Fund’s investments. Furthermore, the rapid development of epidemics/pandemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, presents material uncertainty and risk with respect to the Fund and the performance of its investments.
Advancements in Artificial Intelligence and Machine Learning
. The ongoing evolution in artificial intelligence and machine learning technologies (hereinafter, “Machine Learning Technologies”), encompassing initiatives like OpenAI’s deployment of its ChatGPT application, may instigate risks that impact the Fund and the Portfolio Funds. Regardless of existing policies, there exists potential for the Adviser, the Fund’s portfolio companies and Portfolio Funds, and all associated affiliates, partners, members, shareholders, officers, directors, and employees to deploy Machine Learning Technologies in violation of such policies, knowingly or otherwise. The risk exposure for the Fund and the Portfolio Funds may be exacerbated if third-party service providers or any known or unknown counterparts also incorporate Machine Learning Technologies in their business operations.

The Fund cannot ensure absolute control over the development or maintenance of third-party products or the manner in which third-party services are rendered.
The utilization of Machine Learning Technologies may inadvertently involve the integration of confidential data, including sensitive non-public information, by either third parties in breach of non-disclosure agreements, or by employees of the Adviser or the related affiliates and partners in breach of the Fund’s policies. This may result in the confidential information becoming accessible within a dataset by other third-party Machine Learning Technology applications and users. For comprehensive details on risks related to information security, refer to “Cyber Security Risk.”
Machine Learning Technologies inherently depend on the aggregation and examination of vast quantities of data. However, due to practical limitations, it is infeasible to incorporate all pertinent data into the model that Machine Learning Technologies leverage for operation. Consequently, these models will inevitably harbor some degree of inaccuracy and error, potentially significant, or could be otherwise deficient or flawed, thereby compromising the effectiveness of Machine Learning Technologies. To the extent that the Adviser, the Fund and the Portfolio Funds are susceptible to the risks associated with Machine Learning Technologies, any inaccuracies or errors may precipitate adverse impacts.
Machine Learning Technologies and their applications, particularly within the private investment and financial sectors, continue to undergo rapid evolution. Therefore, it remains impossible to accurately foresee future risks that may emerge from such technological advancements.
Cyber Security Risk
. The Adviser, its service providers and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund and/or its investors, despite the efforts of the Adviser and its service providers and counterparties to adopt technologies, processes and practices intended to mitigate these risks and protect the security of their computer systems, software, networks and other technology assets, as well as the confidentiality, integrity and availability of information belonging to the entities comprising the Fund and their investors. For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems of the Adviser, its service providers, counterparties or data within these systems. Third parties may also attempt to fraudulently induce employees, customers, third-party service providers or other users of the Adviser’s systems to disclose sensitive information in order to gain access to the Adviser’s data. A successful penetration or circumvention of the security of the Adviser’s or its service providers’ or counterparties’ systems could result in the loss or theft of an investor’s data or funds, the inability to access electronic systems, loss or theft of proprietary information or corporate data, physical damage to a computer or network system or costs associated with system repairs. Such incidents could cause the entities comprising the Fund, the Adviser and/or their service providers or counterparties to incur regulatory penalties, reputational damage, additional compliance costs or financial loss. Similar types of operational and technology risks are also present for the investments made by the Fund and the companies in which the Fund directly or indirectly invests, which could have material adverse consequences for such investments and companies, and may cause the Fund’s investments to lose value.
Fund Structure
. Depending on economic, regulatory, tax, business and/or other developments (or the absence of such developments), the Adviser may determine to modify certain aspects of the Fund’s structure, subject to applicable law and any required approvals from the Board and Shareholders. There can be no assurance that economic, regulatory, tax, business and/or other developments will or will not result in a determination by the Adviser to modify the Fund’s structure. Prospective investors should consult with their own counsel and advisors regarding the impact of such potential re-structuring on an investment in the Fund.
Tax Considerations
. The Fund intends to elect to be treated as, and intends to qualify to be treated as, a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. If the Fund fails to qualify as a RIC it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distributions to Shareholders, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and the Shareholders. See “Material U.S. Federal Income Tax Considerations.”
Each of the aforementioned ongoing requirements for qualification of the Fund as a RIC requires that the Adviser obtain information from or about the underlying investments in which the Fund is invested. Portfolio Funds and Portfolio Fund Managers may not provide information sufficient to ensure that the Fund qualifies as a RIC under the Code. If the Fund does not receive sufficient information from Portfolio Funds or Portfolio Fund Managers, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income.
In order to meet the 90% Gross Income Test (as defined below in “Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a Regulated Investment Company”), the Fund may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund may be required to hold such investments through a subsidiary that is treated as a corporation for U.S. federal income tax purposes. In such a case, any income from such investments is generally not expected to adversely affect the Fund’s ability to meet the 90% Gross Income Test, although such income generally would be subject to U.S. corporate federal income tax (and possibly state and local taxes), which the Fund would indirectly bear through its ownership of such subsidiary. See “Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a Regulated Investment Company.”
If, before the end of any quarter of its taxable year, the Fund believes that it may fail the Diversification Tests (as defined below in “Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a Regulated Investment Company”), the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified assets, may be difficult to pursue because of the limited liquidity of the Fund’s investments. While relevant tax provisions afford a RIC a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a sale of an investment may limit the Fund’s use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the Diversification Tests or other RIC requirements, the Fund may fail to qualify as a RIC under the Code. If the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions to the Shareholders generally would be treated as corporate dividends. See “Material U.S. Federal Income Tax Considerations-Failure to Qualify as a Regulated Investment Company.” In addition, the Fund is required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from the Portfolio Funds or Portfolio Fund Managers. If the Fund does not receive sufficient information from the Portfolio Funds or Portfolio Fund Managers, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax). The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (
i.e.
, a return of capital).
In addition, the Fund may directly or indirectly invest in Portfolio Funds located outside the United States. Such Portfolio Funds may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund. Further, adverse United States tax consequences can be associated with certain foreign investments, including potential United States withholding taxes on foreign investment entities with respect to their United States investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign corporations” or “passive foreign investment companies.”

The Fund may retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to the 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirement (as defined below), in addition to the corporate income tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement. See “Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a Regulated Investment Company.”
Tax Laws Subject to Change
. It is possible that the current U.S. federal, state, local, or foreign income tax treatment accorded an investment in the Fund will be modified by legislative, administrative, or judicial action in the future. The nature of additional changes in U.S. federal or non-U.S. income tax law, if any, cannot be determined prior to enactment of any new tax legislation, administrative guidance or judicial interpretation. However, such changes could significantly alter the tax consequences and decrease the after tax rate of return of an investment in the Fund, including with retroactive effect. Potential investors therefore should seek, and must rely on, the advice of their tax advisors with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.
Withholding and Other Taxes
. The Fund intends to structure its investments in a manner that is intended to achieve its investment objective and, notwithstanding anything contained herein to the contrary, there can be no assurance that the structure of any investment will be tax efficient for any particular investor or that any particular tax result will be achieved. The returns in respect of the investments may be reduced by withholding or other taxes imposed by jurisdictions in which the investments are organized. In addition, tax reporting requirements may be imposed on investors under the laws of the jurisdictions in which investors are liable to taxation or in which the Fund makes investments. Prospective investors should consult their own professional tax advisors with respect to the tax consequences to them of an investment in the Fund under the laws of the jurisdiction in which they are liable to taxation.
Tax Information Exchange Regimes; FATCA Withholding Tax on Certain Non-U.S. Entities
. The United States, pursuant to the “Foreign Account Tax Compliance Act” or “FATCA,” has entered into numerous intergovernmental agreements with various jurisdictions concerning the exchange of information as a means to combat tax evasion. In addition, the Organization for Economic Co-operation and Development has published a global Common Reporting Standard for the exchange of information pursuant to which many countries have now signed multilateral agreements. One or more of these information exchange regimes are likely to apply to the Fund and may require the Fund to collect and share with applicable taxing authorities information concerning Shareholders (including identifying information and amounts of certain income allocable or distributable to them). A Shareholder’s failure to provide required information may result in expulsion from the investment structure or other potential remedies. In addition, FATCA generally imposes a withholding tax of 30% on a non-U.S. entity’s share of most payments attributable to investments in the United States, including dividends and interest, unless an exception applies. The Fund may be required to withhold such taxes from certain non-U.S. Shareholders, unless an exception applies.
Difficulty Paying Distributions
. The Fund may be required to recognize taxable income in circumstances in which it does not receive a corresponding payment in cash. For example, if Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (“OID”) (such as debt instruments with PIK, secondary market purchases of debt securities at a discount to par, interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), the Fund must include in income each year a portion of the OID that accrues over the life of the obligation, regardless of whether cash representing such income is received by it in the same taxable year.
The Fund anticipates that a portion of its income may constitute OID or other income required to be included in taxable income prior to receipt of cash. Further, the Fund may elect to amortize market discount with respect to debt securities acquired in the secondary market and include such amounts in its taxable income in the current year, instead of upon disposition, as an election not to do so would limit its ability to deduct interest expenses for tax purposes. Because any OID or other amounts accrued will be included in its investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to its Shareholders in order to satisfy annual distribution requirements, even if the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirements necessary to maintain RIC tax treatment under the Code. The Fund may have to sell some of its investments at times and/or at prices it would not consider advantageous, raise additional debt or equity capital, make a partial share distribution, or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, and chooses not to make a qualifying share distribution, it may fail to qualify for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax.
Incentive Fee
. The Incentive Fee payable by the Fund to the Adviser may create an incentive for the Adviser to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement.
Any Incentive Fee payable by the Fund that relates to an increase in value of the Fund’s investments may be computed and paid on gain or income that is unrealized, and the Adviser is not obligated to reimburse the Fund for any part of an Incentive Fee it previously received. If a Fund investment with an unrealized gain subsequently decreases in value, it is possible that such unrealized gain previously included in the calculation of an Incentive Fee will never become realized. Thus, the Fund could have paid an Incentive Fee on income or gain the Fund never received. See “Investment Advisory Agreement—Incentive Fee.”
The Incentive Fee is computed and paid on net profits that may include interest that has been accrued but not yet received in cash, such as market discount, debt instruments with PIK interest, preferred stock with PIK dividends and zero coupon securities, in addition to amounts related to unrealized capital appreciation. If there is a default on an investment by the obligor or such capital appreciation is not ultimately realized, it is possible that amounts previously used in the calculation of the Incentive Fee will become uncollectible, and the Adviser will have no obligation to refund any fees it received in respect of such accrued income. In addition, since in certain cases the Fund may recognize net profits before or without receiving cash representing such net profits and have a corresponding obligation to make an Incentive Fee payment, the Fund may have to sell some of its investments at times it would not consider advantageous, raise additional debt or equity capital or reduce new investments to meet its payment obligations.
Indemnification Obligations and Limited Liability of Directors and Adviser
. None of the Directors, the Adviser or any of their respective affiliates, principals, members, shareholders, partners, officers, directors, employees, agents and representatives (each an “Indemnified Person”) shall have any liability, responsibility or accountability in damages or otherwise to any Shareholder or the Fund for, and the Fund agrees, to the fullest extent permitted by law, to indemnify, pay, protect and hold harmless each Indemnified Person from and against, any and all liabilities, obligations, losses, damages, penalties, actions, judgments, suits, proceedings, costs, expenses and disbursements of any kind or nature whatsoever (including, without limitation, all reasonable costs and expenses of attorneys, defense, appeal and settlement of any and all suits, actions or proceedings instituted or threatened against the Indemnified Persons or the Fund) and all costs of investigation in connection therewith which may be imposed on, incurred by, or asserted against the Indemnified Persons or the Fund in any way relating to or arising out of, or alleged to relate to or arise out of, any action or inaction on the part of the Fund, on the part of the Indemnified Persons when acting on behalf of the Fund or otherwise in connection with the business or affairs of the Fund, or on the part of any agents when acting on behalf of the Fund (collectively, the “Indemnified Liabilities”); provided that the Fund shall not be liable to any Indemnified Person for any portion of any Indemnified Liabilities which results from such Indemnified Person’s willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of his, her or its duties or by reason of his, her or its reckless disregard of his, her or its obligations and duties. Notwithstanding the foregoing, no waiver or release of personal liability of any Indemnified Person will be effective to waive any liabilities of such Indemnified Persons under the U.S. federal securities laws to the extent any such waiver or release is void under Section 14 of the 1933 Act.

Regulatory Scrutiny and Reporting
.
The Fund and the Adviser may be subject to increased scrutiny by government regulators, investigators, auditors and law enforcement officials regarding the identities and sources of funds of investors. In that connection, in the future the Fund may become subject to additional obligations that may affect its investment program, the manner in which it operates and, reporting requirements regarding its investments and investors. Each Shareholder will be required to provide to the Fund such information as may be required to enable the Fund to comply with all applicable legal or regulatory requirements, and each Shareholder will be required to acknowledge and agree that the Fund may disclose such information to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file such reports with such authorities as may be required by applicable law or regulation.
Best-Efforts Offering Risk
. This offering is being made on a reasonable best efforts basis, whereby the Distributor is only required to use its reasonable best efforts to offer the Shares and neither it nor any selling agent has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and a Shareholder could lose some or all of the value of his, her or its investment in the Shares. The Distributor is not an affiliate of the Fund or the Adviser.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	One North Wacker Drive
Entity Address, Address Line Two	Suite 2700
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
Contact Personnel Name	Eric R. Mansell
Class S [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.00%	[3]
Interest Expenses on Borrowings [Percent]	0.30%	[4]
Distribution/Servicing Fees [Percent]	0.70%
Incentive Fees [Percent]	0.00%	[5]
Acquired Fund Fees and Expenses [Percent]	0.66%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.28%	[7]
Total Annual Expenses [Percent]	3.94%
Waivers and Reimbursements of Fees [Percent]	(0.43%)	[8]
Net Expense over Assets [Percent]	3.51%
Class M [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.00%	[3]
Interest Expenses on Borrowings [Percent]	0.30%	[4]
Distribution/Servicing Fees [Percent]	0.50%
Incentive Fees [Percent]	0.00%	[5]
Acquired Fund Fees and Expenses [Percent]	0.66%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.28%	[7]
Total Annual Expenses [Percent]	3.74%
Waivers and Reimbursements of Fees [Percent]	(0.43%)	[8]
Net Expense over Assets [Percent]	3.31%
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]		[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.00%	[3]
Interest Expenses on Borrowings [Percent]	0.30%	[4]
Distribution/Servicing Fees [Percent]	0.00%
Incentive Fees [Percent]	0.00%	[5]
Acquired Fund Fees and Expenses [Percent]	0.66%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.28%	[7]
Total Annual Expenses [Percent]	3.24%
Waivers and Reimbursements of Fees [Percent]	(0.43%)	[8]
Net Expense over Assets [Percent]	2.81%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	39,370,828.88
Class D [Member]
Fee Table [Abstract]
Sales Load [Percent]		[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.00%	[3]
Interest Expenses on Borrowings [Percent]	0.30%	[4]
Distribution/Servicing Fees [Percent]	0.25%
Incentive Fees [Percent]	0.00%	[5]
Acquired Fund Fees and Expenses [Percent]	0.66%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.28%	[7]
Total Annual Expenses [Percent]	3.49%
Waivers and Reimbursements of Fees [Percent]	(0.43%)	[8]
Net Expense over Assets [Percent]	3.06%
Purchase Amount [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of purchase amount
Repurchased Amount [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of repurchased amount
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to Shares
One Thousand Investment In Class S [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 69
Expense Example, Years 1 to 3	133
Expense Example, Years 1 to 5	198
Expense Example, Years 1 to 10	373
One Thousand Investment In Class D [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	31
Expense Example, Years 1 to 3	88
Expense Example, Years 1 to 5	147
Expense Example, Years 1 to 10	308
One Thousand Investment In Class I [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	28
Expense Example, Years 1 to 3	80
Expense Example, Years 1 to 5	135
Expense Example, Years 1 to 10	284
One Thousand Investment In Class M [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	67
Expense Example, Years 1 to 3	127
Expense Example, Years 1 to 5	189
Expense Example, Years 1 to 10	356
Fifty Thousand Investment In Class S [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	3,456
Expense Example, Years 1 to 3	6,628
Expense Example, Years 1 to 5	9,915
Expense Example, Years 1 to 10	18,673
Fifty Thousand Investment In Class D [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	1,545
Expense Example, Years 1 to 3	4,391
Expense Example, Years 1 to 5	7,369
Expense Example, Years 1 to 10	15,423
Fifty Thousand Investment In Class I [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	1,420
Expense Example, Years 1 to 3	4,019
Expense Example, Years 1 to 5	6,750
Expense Example, Years 1 to 10	14,204
Fifty Thousand Investment In Class M [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	3,361
Expense Example, Years 1 to 3	6,344
Expense Example, Years 1 to 5	9,450
Expense Example, Years 1 to 10	$ 17,779

[1]	Investors purchasing Class S and Class M Shares may be subject to a sales load of up to 3.50% of the investment amount. While the Fund does not impose an initial sales charge on Class I or Class D Shares, if a Shareholder buys Class D Shares through certain selling agents or financial intermediaries, such selling agent or financial intermediary may directly charge Shareholders transaction or other fees in such amount as they may determine.
[2]	A 2.00% Early Repurchase Fee payable to the Fund will be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). An Early Repurchase Fee payable by a Shareholder may be waived in circumstances where the Board determines that doing so is in the best interests of the Fund. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining Shareholders. The Fund will not charge an Early Repurchase Fee for the first 12 months after the Fund commences operations as a registered investment company.
[3]	The Fund pays the Adviser a monthly Management Fee at an annual rate of 1.00% based on value of the Fund’s net assets, calculated and accrued monthly as of the last business day of each month. For purposes of determining the Management Fee payable to the Adviser: (i) the Fund’s net assets means its total assets less liabilities determined on a consolidated basis in accordance with GAAP; and (ii) the value of the Fund’s net assets will be calculated prior to the inclusion of the Management Fee and Incentive Fee, if any, payable to the Adviser, or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund.
[4]	Interest Payments on Borrowed Funds are estimated for the Fund’s current fiscal year, and include fees payable under the Facility.
[5]	At the end of each calendar quarter, the Adviser is entitled to receive an Incentive Fee equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account. For the purposes of the Incentive Fee and Loss Recovery Account, the term “net profits” shall mean the amount by which (i) the sum of (A) the NAV of the Fund as of the end of such quarter, (B) the aggregate repurchase price of all Shares repurchased by the Fund during such quarter and (C) the amount of dividends and other distributions paid in respect of the Fund during such quarter and not reinvested in additional Shares through the DRIP exceeds (ii) the sum of (X) the NAV of the Fund as of the beginning of such quarter and (Y) the aggregate issue price of Shares of the Fund issued during such quarter (excluding any Shares of such class issued in connection with the reinvestment through the DRIP of dividends paid, or other distributions made, by the Fund through the DRIP). For the avoidance of doubt, any change in the NAV of the Fund directly as a result of subscriptions or repurchases during each measurement period are not included for purposes of the “net profits” or “net losses” calculations. Because the Incentive Fee is speculative, no Incentive Fee is presented for the initial year of the Fund’s operations.
[6]	Acquired Fund Fees and Expenses include the actual fees and expenses of (i) the Portfolio Funds in which the (a) Predecessor Fund invested during the period April 1, 2024 to March 31, 2025 and (b) Fund intends to invest during the fiscal year ending March 31, 2026, and (ii) the estimated fees and expenses of additional Portfolio Funds in which the Fund intends to invest based on the anticipated net proceeds of the offering, expressed as a percentage of estimated average net assets of $534,455,645 for the fiscal year ending March 31, 2026. For the period April 1, 2024 to March 31, 2025, the Portfolio Funds in which the Predecessor Fund was invested in generally charged a management fee of 1.00% to 2.00% (annualized) of the commitment amount of the Fund’s investment, and 15% to 25% of a Portfolio Fund’s net profits as a carried interest allocation, subject to a clawback. The Portfolio Funds generally will be subject to a carried interest clawback. The Acquired Fund Fees and Expenses disclosed above are based on historic returns of the Portfolio Funds in which the Fund is invested and expects to invest, which may change substantially over time. The Acquired Fund Fees and Expenses reflects operating expenses of the Portfolio Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds) and does not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind. As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.
[7]	Other Expenses include, among other things, estimated professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and/or expenses of the Administrator, Sub-Administrator, transfer agent and custodian, and the reimbursement of the Fund’s allocable portion of the Administrator’s overhead and other expenses (including travel expenses) incurred by the Administrator in performing its obligations under the Administration Agreement, including the Fund’s allocable portion of the compensation, rent and other expenses of certain of officers of the Fund and their respective staffs.
[8]	Pursuant to the Expense Limitation Agreement, the (i) Adviser has agreed to waive fees that it would otherwise be paid and/or (ii) Adviser, or an affiliate thereof, has agreed to assume expenses of the Fund if required to ensure the annual operating expenses of the Fund, excluding the Excluded Expenses, do not exceed 0.85% per annum of the average monthly net assets of each class of Shares. With respect to each class of Shares, the Fund agrees to repay to the (i) Adviser any fees waived under the Expense Limitation Agreement and/or (ii) Adviser, or an affiliate thereof, any expenses reimbursed in excess of the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause annual operating expenses (excluding Excluded Expenses) for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser or its affiliate, whichever is lower. Any such repayments must be made within three years after the year in which the Adviser or its affiliate incurred the expense. The Expense Limitation Agreement will have an initial term ending one year from the effective date of this Prospectus, and the Adviser may determine to extend the term for a period of one year on an annual basis, subject to the approval by the Board, including a majority of the Independent Directors. The Expense Limitation Agreement may not be terminated by the Adviser during the initial term; rather, only the Board may terminate the Expense Limitation agreement during the initial term.